JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 41.7%
Aerospace & Defense — 0.6%
Boeing Co. (The)
4.88%, 5/1/2025	21,520	24,175
2.20%, 2/4/2026	13,285	13,342
BWX Technologies, Inc.
5.38%, 7/15/2026(a)	185	191
4.13%, 6/30/2028(a)	1,116	1,121
Howmet Aerospace, Inc.
5.13%, 10/1/2024	930	1,017
6.88%, 5/1/2025	1,255	1,453
5.90%, 2/1/2027	1,175	1,363
Moog, Inc. 4.25%, 12/15/2027(a)	1,860	1,907
Raytheon Technologies Corp. 3.10%, 11/15/2021	100	101
Rolls-Royce plc (United Kingdom) 5.75%, 10/15/2027(a)	1,282	1,379
Spirit AeroSystems, Inc. 7.50%, 4/15/2025(a)	1,400	1,498
TransDigm, Inc. 6.25%, 3/15/2026(a)	3,125	3,294
Triumph Group, Inc.
8.88%, 6/1/2024(a)	948	1,051
6.25%, 9/15/2024(a)	500	509
7.75%, 8/15/2025	385	394

		52,795

Air Freight & Logistics — 0.1%
XPO Logistics, Inc.
6.13%, 9/1/2023(a)	318	322
6.75%, 8/15/2024(a)	1,613	1,686
6.25%, 5/1/2025(a)	3,575	3,822

		5,830

Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026(a)	1,325	1,395
5.75%, 4/20/2029(a)	1,149	1,232
Delta Air Lines, Inc.
4.50%, 10/20/2025(a)	328	355
4.75%, 10/20/2028(a)	2,180	2,379
United Airlines Holdings, Inc.
5.00%, 2/1/2024	200	207
4.88%, 1/15/2025	465	477
United Airlines, Inc. 4.38%, 4/15/2026(a)	1,886	1,954

		7,999

Auto Components — 0.3%
Adient Global Holdings Ltd. 4.88%, 8/15/2026(a)	675	692
Adient US LLC 9.00%, 4/15/2025(a)	450	497
Allison Transmission, Inc.
4.75%, 10/1/2027(a)	500	521
5.88%, 6/1/2029(a)	960	1,042
3.75%, 1/30/2031(a)	442	424
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025	2,065	2,133
6.25%, 3/15/2026	454	468
6.50%, 4/1/2027	2,745	2,912
Clarios Global LP 6.25%, 5/15/2026(a)	2,690	2,872
Dana Financing Luxembourg SARL 6.50%, 6/1/2026(a)	1,510	1,561
Dana, Inc. 5.63%, 6/15/2028	1,220	1,316
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029(a)	1,835	1,871
5.25%, 4/30/2031	944	963
Icahn Enterprises LP
6.75%, 2/1/2024	365	372
4.75%, 9/15/2024	835	870
6.25%, 5/15/2026	620	655
5.25%, 5/15/2027	1,355	1,390
Toyota Industries Corp. (Japan) 3.11%, 3/12/2022(a)	1,695	1,729

		22,288

Automobiles — 1.6%
BMW US Capital LLC (Germany) 3.80%, 4/6/2023(a)	13,805	14,656
Daimler Finance North America LLC (Germany)
2.00%, 7/6/2021(a)	1,500	1,503
3.40%, 2/22/2022(a)	10,540	10,772
2.55%, 8/15/2022(a)	5,710	5,860
3.35%, 2/22/2023(a)	150	157
1.75%, 3/10/2023(a)	4,960	5,073
Ford Motor Co. 9.00%, 4/22/2025	400	489
Hyundai Capital America
3.00%, 6/20/2022(a)	4,680	4,795
2.85%, 11/1/2022(a)	13,345	13,758
2.38%, 2/10/2023(a)	4,375	4,497
5.75%, 4/6/2023(a)	6,455	7,043
1.80%, 10/15/2025(a)	6,110	6,185
1.30%, 1/8/2026(a)	3,280	3,249
3.00%, 2/10/2027(a)	4,606	4,874
Kia Corp. (South Korea) 1.00%, 4/16/2024(a)	4,800	4,821
Nissan Motor Co. Ltd. (Japan)
3.52%, 9/17/2025(a)	13,105	13,991
4.35%, 9/17/2027(a)	7,500	8,196
Volkswagen Group of America Finance LLC (Germany)
2.90%, 5/13/2022(a)	3,355	3,435
2.70%, 9/26/2022(a)	7,290	7,507
4.25%, 11/13/2023(a)	1,605	1,744
3.35%, 5/13/2025(a)	5,465	5,919

		128,524

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Banks — 11.6%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025(a)	10,978	12,349
AIB Group plc (Ireland)
4.75%, 10/12/2023(a)	7,200	7,856
(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025(a)(b)	1,520	1,654
ANZ New Zealand Int’l Ltd. (New Zealand) 3.40%, 3/19/2024(a)	560	604
ASB Bank Ltd. (New Zealand) 3.75%, 6/14/2023(a)	1,750	1,865
Australia & New Zealand Banking Group Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.29%), 2.95%, 7/22/2030(a)(b)	27,660	28,798
Banco Bilbao Vizcaya Argentaria SA (Spain) 1.13%, 9/18/2025	17,400	17,327
Banco Continental SAECA (Paraguay) 2.75%, 12/10/2025(a)	2,100	2,053
Banco Santander SA (Spain)
3.50%, 4/11/2022	7,000	7,189
3.85%, 4/12/2023	6,000	6,372
2.71%, 6/27/2024	11,800	12,493
2.75%, 5/28/2025	3,200	3,392
1.85%, 3/25/2026	6,400	6,495
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023(b)	4,820	4,907
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023(b)	6,000	6,138
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(b)	9,280	9,656
(ICE LIBOR USD 3 Month + 0.64%), 2.01%, 2/13/2026(b)	7,825	8,121
(SOFR + 1.01%), 1.20%, 10/24/2026(b)	9,165	9,138
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027(b)	10,000	10,141
(SOFR + 0.96%), 1.73%, 7/22/2027(b)	14,945	15,132
Bank of New Zealand (New Zealand)
3.50%, 2/20/2024(a)	5,190	5,592
2.00%, 2/21/2025(a)	5,170	5,361
Banque Centrale de Tunisie International Bond (Tunisia) 5.75%, 1/30/2025(c)	2,500	2,372
Banque Federative du Credit Mutuel SA (France) 3.75%, 7/20/2023(a)	15,790	16,887
Barclays plc (United Kingdom)
3.68%, 1/10/2023	11,858	12,092
(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 2/15/2023(b)	6,115	6,294
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024(b)	10,460	10,517
BBVA USA 2.88%, 6/29/2022	4,000	4,103
BNP Paribas SA (France)
3.38%, 1/9/2025(a)	8,080	8,726
4.38%, 9/28/2025(a)	8,158	9,089
(ICE LIBOR USD 3 Month + 1.11%), 2.82%, 11/19/2025(a)(b)	7,170	7,578
(SOFR + 2.07%), 2.22%, 6/9/2026(a)(b)	4,800	4,965
4.63%, 3/13/2027(a)	7,060	8,016
BNZ International Funding Ltd. (New Zealand) 2.90%, 2/21/2022(a)	750	765
Canadian Imperial Bank of Commerce (Canada)
(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023(b)	15,825	16,214
3.10%, 4/2/2024	6,786	7,261
Capital One Bank USA NA (SOFR + 0.62%), 2.01%, 1/27/2023(b)	7,490	7,569
Capital One NA 2.15%, 9/6/2022	2,040	2,085
CIT Group, Inc.
5.00%, 8/1/2023	225	244
4.75%, 2/16/2024	835	909
6.13%, 3/9/2028	1,855	2,245
Citigroup, Inc.
(SOFR + 0.87%), 2.31%, 11/4/2022(b)	4,665	4,706
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023(b)	6,130	6,241
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023(b)	12,210	12,568
(SOFR + 0.67%), 0.98%, 5/1/2025(b)	9,185	9,241

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(b)(d)(e)	680	747
(SOFR + 2.84%), 3.11%, 4/8/2026(b)	12,730	13,661
(SOFR + 0.77%), 1.12%, 1/28/2027(b)	8,730	8,633
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.34%, 6/24/2026(a)(b)	6,405	6,469
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.00%, 9/24/2026(a)(b)	9,000	8,920
Credit Agricole SA (France)
4.38%, 3/17/2025(a)	17,360	19,137
(SOFR + 1.68%), 1.91%, 6/16/2026(a)(b)	19,033	19,486
Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 3.80%, 9/15/2022	5,000	5,215
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.62%, 9/11/2026(a)(b)	12,715	12,721
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026(a)(b)	13,425	13,351
Fifth Third Bancorp
2.60%, 6/15/2022	100	102
2.38%, 1/28/2025	5,000	5,258
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023(b)	4,435	4,537
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023(b)	5,130	5,331
(ICE LIBOR USD 3 Month + 1.21%), 3.80%, 3/11/2025(b)	4,000	4,327
(SOFR + 1.40%), 2.63%, 11/7/2025(b)	2,730	2,881
(SOFR + 1.54%), 1.64%, 4/18/2026(b)	16,255	16,520
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026(b)	5,995	6,699
Huntington Bancshares, Inc. 2.30%, 1/14/2022	289	292
ING Groep NV (Netherlands)
4.10%, 10/2/2023	7,455	8,076
3.55%, 4/9/2024	475	513
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026(a)(b)	7,310	7,362
(SOFR + 1.01%), 1.73%, 4/1/2027(b)	6,355	6,435
Lloyds Bank plc (United Kingdom) 2.25%, 8/14/2022	1,890	1,935
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.25%), 2.86%, 3/17/2023(b)	12,345	12,586
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.33%, 6/15/2023(b)	4,545	4,588
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023(b)	9,830	10,172
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.87%, 7/9/2025(b)	5,605	6,108
4.58%, 12/10/2025	10,000	11,283
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026(b)	4,130	4,328
Mitsubishi UFJ Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.65%), 0.83%, 7/26/2021(b)	85	85
3.54%, 7/26/2021	145	146
3.46%, 3/2/2023	4,000	4,214
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.85%, 9/15/2024(b)	15,615	15,706
2.19%, 2/25/2025	8,175	8,538
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.84%), 2.72%, 7/16/2023(b)	6,040	6,206
(SOFR + 1.25%), 1.24%, 7/10/2024(b)	15,000	15,225
(SOFR + 0.87%), 0.85%, 9/8/2024(b)	5,665	5,697

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027(b)	14,165	13,979
MUFG Union Bank NA 3.15%, 4/1/2022	700	715
Natwest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023(b)	9,370	9,644
3.88%, 9/12/2023	17,930	19,250
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024(b)	8,555	9,222
NatWest Markets plc (United Kingdom) 2.38%, 5/21/2023(a)	7,220	7,496
Santander UK Group Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.08%), 3.37%, 1/5/2024(b)	10,000	10,448
(ICE LIBOR USD 3 Month + 1.57%), 4.80%, 11/15/2024(b)	13,415	14,750
(SOFR + 0.79%), 1.09%, 3/15/2025(b)	11,070	11,145
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026(b)	9,295	9,342
Societe Generale SA (France)
3.25%, 1/12/2022(a)	6,400	6,515
5.00%, 1/17/2024(a)	7,592	8,301
2.63%, 10/16/2024(a)	10,975	11,537
2.63%, 1/22/2025(a)	5,515	5,783
4.25%, 4/14/2025(a)	11,164	12,180
4.25%, 8/19/2026(a)	5,000	5,509
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026(a)(b)	7,480	7,440
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.20%), 2.74%, 9/10/2022(a)(b)	5,000	5,032
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023(a)(b)	20,555	21,042
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026(a)(b)	3,475	3,658
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027(a)(b)	6,870	6,792
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.78%, 10/18/2022	65	67
4.44%, 4/2/2024(a)	10,600	11,612
1.47%, 7/8/2025	19,345	19,632
0.95%, 1/12/2026	4,775	4,717
Sumitomo Mitsui Trust Bank Ltd. (Japan) 1.05%, 9/12/2025(a)	6,570	6,524
Truist Bank (ICE LIBOR USD 3 Month + 0.59%), 3.50%, 8/2/2022(b)	2,594	2,608
UniCredit SpA (Italy)
3.75%, 4/12/2022(a)	13,900	14,269
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026(a)(b)	14,430	14,657
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027(a)(b)	5,410	5,413
Wells Fargo & Co.
3.75%, 1/24/2024	2,400	2,595
(SOFR + 1.09%), 2.41%, 10/30/2025(b)	2,600	2,734
(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026(b)	5,080	5,296
(SOFR + 2.00%), 2.19%, 4/30/2026(b)	7,150	7,456
Westpac Banking Corp. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030(b)	17,920	18,618

		942,788

Beverages — 0.1%
Constellation Brands, Inc.
2.70%, 5/9/2022	50	51
2.65%, 11/7/2022	65	67
4.25%, 5/1/2023	7,640	8,183
Keurig Dr Pepper, Inc. 4.06%, 5/25/2023	2,764	2,956

		11,257

Biotechnology — 0.3%
AbbVie, Inc.
3.45%, 3/15/2022	300	306
2.60%, 11/21/2024	17,445	18,479

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Emergent BioSolutions, Inc. 3.88%, 8/15/2028(a)	2,400	2,358

		21,143

Building Products — 0.2%
Builders FirstSource, Inc. 6.75%, 6/1/2027(a)	865	926
Griffon Corp. 5.75%, 3/1/2028	2,310	2,437
St Marys Cement, Inc. Canada (Brazil) 5.75%, 1/28/2027(c)	3,400	3,919
Standard Industries, Inc.
5.00%, 2/15/2027(a)	500	518
4.75%, 1/15/2028(a)	2,030	2,109
3.38%, 1/15/2031(a)	1,468	1,393
Summit Materials LLC
5.13%, 6/1/2025(a)	260	263
5.25%, 1/15/2029(a)	2,085	2,200

		13,765

Capital Markets — 3.2%
Ameriprise Financial, Inc. 3.00%, 4/2/2025	6,000	6,440
Credit Suisse Group AG (Switzerland)
3.57%, 1/9/2023(a)	17,750	18,069
3.80%, 6/9/2023	1,000	1,062
(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 6/12/2024(a)(b)	250	267
(SOFR + 1.56%), 2.59%, 9/11/2025(a)(b)	15,000	15,680
(SOFR + 2.04%), 2.19%, 6/5/2026(a)(b)	6,840	7,017
(SOFR + 0.98%), 1.31%, 2/2/2027(a)(b)	14,765	14,457
Deutsche Bank AG (Germany)
Series D, 5.00%, 2/14/2022	4,950	5,106
3.95%, 2/27/2023	2,020	2,129
(SOFR + 2.16%), 2.22%, 9/18/2024(b)	11,880	12,220
(SOFR + 1.87%), 2.13%, 11/24/2026(b)	5,250	5,339
Goldman Sachs Group, Inc. (The)
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022(b)(d)(e)	755	759
0.52%, 3/8/2023	5,000	5,008
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(b)	1,995	2,046
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023(b)	18,190	18,703
(SOFR + 0.57%), 0.67%, 3/8/2024(b)	13,325	13,362
3.50%, 4/1/2025	7,750	8,450
(SOFR + 0.79%), 1.09%, 12/9/2026(b)	9,730	9,627
LPL Holdings, Inc. 4.00%, 3/15/2029(a)	955	949
Macquarie Bank Ltd. (Australia) 3.90%, 1/15/2026(a)	6,620	7,410
Macquarie Group Ltd. (Australia)
(ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023(a)(b)	5,005	5,200
(SOFR + 1.07%), 1.34%, 1/12/2027(a)(b)	5,680	5,626
Morgan Stanley
(SOFR + 0.83%), 0.84%, 6/10/2022(b)	1,395	1,395
4.88%, 11/1/2022	14,000	14,867
(SOFR + 0.62%), 0.73%, 4/5/2024(b)	17,970	18,036
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024(b)	1,885	2,002
(SOFR + 1.99%), 2.19%, 4/28/2026(b)	7,750	8,105
MSCI, Inc.
5.38%, 5/15/2027(a)	800	852
3.63%, 9/1/2030(a)	98	99
Nomura Holdings, Inc. (Japan) 1.85%, 7/16/2025	19,235	19,565
UBS Group AG (Switzerland)
3.49%, 5/23/2023(a)	4,054	4,176
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023(a)(b)	9,415	9,686
4.13%, 9/24/2025(a)	7,852	8,807
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027(a)(b)	2,865	2,856

		255,372

Chemicals — 0.5%
Air Liquide Finance SA (France) 1.75%, 9/27/2021(a)	200	201
Alpek SAB de CV (Mexico) 4.25%, 9/18/2029(c)	1,100	1,175
Axalta Coating Systems LLC
4.75%, 6/15/2027(a)	2,375	2,488
3.38%, 2/15/2029(a)	365	352
Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030(c)	3,250	3,372
Celanese US Holdings LLC 3.50%, 5/8/2024	290	312
CF Industries, Inc.
5.15%, 3/15/2034	465	549
4.95%, 6/1/2043	974	1,102

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Chemours Co. (The)
7.00%, 5/15/2025	1,420	1,459
5.38%, 5/15/2027	600	645
5.75%, 11/15/2028(a)	2,065	2,207
CVR Partners LP 9.25%, 6/15/2023(a)	525	524
Element Solutions, Inc. 3.88%, 9/1/2028(a)	2,390	2,397
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026(a)	2,375	2,372
International Flavors & Fragrances, Inc. 1.23%, 10/1/2025(a)	5,345	5,328
MEGlobal Canada ULC (Kuwait) 5.00%, 5/18/2025(c)	2,700	3,025
NOVA Chemicals Corp. (Canada)
5.00%, 5/1/2025(a)	1,991	2,120
5.25%, 6/1/2027(a)	2,155	2,305
OCI NV (Netherlands) 4.63%, 10/15/2025(a)	1,250	1,302
Olin Corp.
5.13%, 9/15/2027	925	966
5.63%, 8/1/2029	570	620
Rain CII Carbon LLC 7.25%, 4/1/2025(a)	929	955
Sasol Financing USA LLC (South Africa) 4.38%, 9/18/2026	700	725
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	745	776
W.R. Grace & Co.-Conn. 4.88%, 6/15/2027(a)	1,839	1,936

		39,213

Commercial Services & Supplies — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029(a)	2,330	2,295
ADT Security Corp. (The) 4.13%, 6/15/2023	315	327
Allied Universal Holdco LLC
6.63%, 7/15/2026(a)	1,855	1,967
4.63%, 6/1/2028(a)	1,060	1,058
Aramark Services, Inc. 5.00%, 2/1/2028(a)	980	1,012
Brambles USA, Inc. (Australia) 4.13%, 10/23/2025(a)	240	268
Brink’s Co. (The) 4.63%, 10/15/2027(a)	310	318
Clean Harbors, Inc. 4.88%, 7/15/2027(a)	475	499
Garda World Security Corp. (Canada) 4.63%, 2/15/2027(a)	1,985	1,980
GFL Environmental, Inc. (Canada)
3.75%, 8/1/2025(a)	1,965	2,012
4.00%, 8/1/2028(a)	1,840	1,775
Nielsen Finance LLC 5.63%, 10/1/2028(a)	2,745	2,903
Prime Security Services Borrower LLC
5.25%, 4/15/2024(a)	730	777
5.75%, 4/15/2026(a)	3,360	3,675
Stericycle, Inc.
5.38%, 7/15/2024(a)	2,100	2,164
3.88%, 1/15/2029(a)	1,000	998

		24,028

Communications Equipment — 0.1%
CommScope Technologies LLC 6.00%, 6/15/2025(a)	1,940	1,979
CommScope, Inc.
5.50%, 3/1/2024(a)	130	134
6.00%, 3/1/2026(a)	4,755	4,996
8.25%, 3/1/2027(a)	995	1,062
Plantronics, Inc. 4.75%, 3/1/2029(a)	1,940	1,848

		10,019

Construction & Engineering — 0.1%
AECOM
5.88%, 10/15/2024	675	762
5.13%, 3/15/2027	755	836
Dycom Industries, Inc. 4.50%, 4/15/2029(a)	1,885	1,876
MasTec, Inc. 4.50%, 8/15/2028(a)	3,240	3,381

		6,855

Construction Materials — 0.0%(f)
Cemex SAB de CV (Mexico) 3.88%, 7/11/2031(a)	3,188	3,190

Consumer Finance — 2.2%
AerCap Ireland Capital DAC (Ireland)
3.95%, 2/1/2022	4,726	4,817
3.30%, 1/23/2023	8,730	9,066
4.88%, 1/16/2024	10	11
3.15%, 2/15/2024	3,800	3,987
2.88%, 8/14/2024	4,350	4,550
3.50%, 1/15/2025	155	164
6.50%, 7/15/2025	7,350	8,610
1.75%, 1/30/2026	7,120	7,011
Ally Financial, Inc.
5.13%, 9/30/2024	730	826
5.75%, 11/20/2025	1,870	2,151
American Express Co.
2.75%, 5/20/2022	1,460	1,493
3.40%, 2/27/2023	265	279
(ICE LIBOR USD 3 Month + 0.75%), 0.93%, 8/3/2023(b)	35	35
3.70%, 8/3/2023	35	37
Avolon Holdings Funding Ltd. (Ireland)
3.63%, 5/1/2022(a)	5,500	5,635
5.50%, 1/15/2023(a)	3,000	3,184
5.25%, 5/15/2024(a)	8,786	9,647

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
3.95%, 7/1/2024(a)	4,239	4,514
4.25%, 4/15/2026(a)	3,010	3,237
Capital One Financial Corp.
2.60%, 5/11/2023	5,940	6,184
3.50%, 6/15/2023	2,195	2,331
3.90%, 1/29/2024	2,405	2,606
Curo Group Holdings Corp. 8.25%, 9/1/2025(a)	140	144
Ford Motor Credit Co. LLC
3.22%, 1/9/2022	1,250	1,263
3.37%, 11/17/2023	415	428
4.06%, 11/1/2024	1,275	1,348
5.13%, 6/16/2025	230	252
4.13%, 8/4/2025	3,015	3,196
3.38%, 11/13/2025	442	453
4.39%, 1/8/2026	1,710	1,822
4.54%, 8/1/2026	1,385	1,492
4.27%, 1/9/2027	2,105	2,215
4.13%, 8/17/2027	6,430	6,718
5.11%, 5/3/2029	3,940	4,319
4.00%, 11/13/2030	535	546
General Motors Financial Co., Inc.
1.05%, 3/8/2024	5,395	5,431
1.25%, 1/8/2026	20,705	20,549
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 7.25% (PIK), 9/15/2024(a)(g)	1,165	1,147
Navient Corp.
6.13%, 3/25/2024	1,960	2,097
5.00%, 3/15/2027	175	178
OneMain Finance Corp.
6.13%, 5/15/2022	740	770
7.13%, 3/15/2026	3,498	4,071
5.38%, 11/15/2029	1,195	1,271
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022(a)	10,460	10,997
4.50%, 3/15/2023(a)	7,400	7,765
5.50%, 2/15/2024(a)	9,746	10,711

		169,558

Containers & Packaging — 0.4%
Ardagh Packaging Finance plc
6.00%, 2/15/2025(a)	203	209
5.25%, 4/30/2025(a)	400	420
4.13%, 8/15/2026(a)	3,235	3,312
5.25%, 8/15/2027(a)	2,205	2,224
Ball Corp.
5.25%, 7/1/2025	555	628
2.88%, 8/15/2030	650	621
Berry Global, Inc.
5.13%, 7/15/2023	144	145
4.88%, 7/15/2026(a)	1,600	1,689
5.63%, 7/15/2027(a)	1,000	1,061
Crown Americas LLC 4.75%, 2/1/2026	355	368
Graham Packaging Co., Inc. 7.13%, 8/15/2028(a)	1,700	1,814
Graphic Packaging International LLC
1.51%, 4/15/2026(a)	2,925	2,921
4.75%, 7/15/2027(a)	350	377
Greif, Inc. 6.50%, 3/1/2027(a)	2,055	2,158
LABL Escrow Issuer LLC 6.75%, 7/15/2026(a)	2,135	2,274
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024(a)	3,950	3,986
7.25%, 4/15/2025(a)	815	802
OI European Group BV 4.00%, 3/15/2023(a)	12	12
Owens-Brockway Glass Container, Inc.
5.88%, 8/15/2023(a)	1,130	1,216
6.63%, 5/13/2027(a)	2,205	2,395
Reynolds Group Issuer, Inc. 4.00%, 10/15/2027(a)	3,860	3,792
Sealed Air Corp.
5.13%, 12/1/2024(a)	345	376
4.00%, 12/1/2027(a)	1,675	1,758
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026(a)(h)	1,965	2,049

		36,607

Distributors — 0.0%(f)
Performance Food Group, Inc. 5.50%, 10/15/2027(a)	1,550	1,617
Wolverine Escrow LLC 9.00%, 11/15/2026(a)	966	947

		2,564

Diversified Consumer Services — 0.0%(f)
Service Corp. International
4.63%, 12/15/2027	1,275	1,345
3.38%, 8/15/2030	1,835	1,782

		3,127

Diversified Financial Services — 0.4%
CK Hutchison International 17 Ltd. (United Kingdom) 2.88%, 4/5/2022(a)	9,735	9,923
Element Fleet Management Corp. (Canada)
1.60%, 4/6/2024(a)	2,165	2,194
3.85%, 6/15/2025(a)	14,380	15,543
Sabre GLBL, Inc.
9.25%, 4/15/2025(a)	1,805	2,112
7.38%, 9/1/2025(a)	250	269

		30,041

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Diversified Telecommunication Services — 1.3%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027(a)	425	475
6.00%, 2/15/2028(a)	2,005	1,965
Altice France SA (France)
7.38%, 5/1/2026(a)	767	798
5.13%, 7/15/2029(a)	1,642	1,628
AT&T, Inc. 2.30%, 6/1/2027	3,080	3,189
CCO Holdings LLC
4.00%, 3/1/2023(a)	200	202
5.75%, 2/15/2026(a)	314	325
5.13%, 5/1/2027(a)	9,398	9,821
5.88%, 5/1/2027(a)	295	304
5.00%, 2/1/2028(a)	11,815	12,361
5.38%, 6/1/2029(a)	1,905	2,069
4.75%, 3/1/2030(a)	1,645	1,706
4.50%, 8/15/2030(a)	678	691
4.25%, 2/1/2031(a)	2,351	2,346
Cincinnati Bell, Inc. 7.00%, 7/15/2024(a)	270	278
Frontier Communications Holdings LLC
5.88%, 10/15/2027(a)	2,084	2,214
6.75%, 5/1/2029(a)	2,425	2,536
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023(i)	1,590	926
8.00%, 2/15/2024(a)(h)(i)	767	793
Level 3 Financing, Inc.
5.38%, 5/1/2025	495	506
4.63%, 9/15/2027(a)	1,755	1,803
Lumen Technologies, Inc.
Series T, 5.80%, 3/15/2022	545	562
Series W, 6.75%, 12/1/2023	245	270
Series Y, 7.50%, 4/1/2024	575	644
5.63%, 4/1/2025	975	1,046
5.13%, 12/15/2026(a)	4,885	5,061
4.00%, 2/15/2027(a)	6,890	6,976
NBN Co. Ltd. (Australia) 1.45%, 5/5/2026(a)	15,335	15,316
Sprint Capital Corp. 8.75%, 3/15/2032	2,850	4,225
Switch Ltd. 3.75%, 9/15/2028(a)	1,197	1,188
Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	2,380	2,749
Telecom Italia SpA (Italy) 5.30%, 5/30/2024(a)	550	598
Verizon Communications, Inc.
1.45%, 3/20/2026	14,265	14,404
3.00%, 3/22/2027	4,790	5,160
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029(a)	2,400	2,565
Zayo Group Holdings, Inc. 4.00%, 3/1/2027(a)	2,480	2,424

		110,124

Electric Utilities — 1.9%
AES Panama Generation Holdings SRL (Panama) 4.38%, 5/31/2030(a)	2,290	2,348
American Electric Power Co., Inc. Series I, 3.65%, 12/1/2021	145	147
American Transmission Systems, Inc. 5.25%, 1/15/2022(a)	200	206
Ausgrid Finance Pty. Ltd. (Australia) 3.85%, 5/1/2023(a)	6,087	6,370
Comision Federal de Electricidad (Mexico) 3.35%, 2/9/2031(a)	4,618	4,549
Edison International
2.40%, 9/15/2022	6,000	6,128
2.95%, 3/15/2023	5,410	5,598
Emera US Finance LP (Canada) 2.70%, 6/15/2021	2,575	2,577
Eskom Holdings SOC Ltd. (South Africa)
6.75%, 8/6/2023(c)	3,000	3,152
7.13%, 2/11/2025(c)	1,000	1,059
Evergy, Inc. 2.45%, 9/15/2024	1,300	1,363
Exelon Corp. 3.50%, 6/1/2022	375	386
Fenix Power Peru SA (Peru) 4.32%, 9/20/2027(c)	1,379	1,401
Greenko Investment Co. (India) 4.88%, 8/16/2023(c)	1,155	1,174
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	20	21
Instituto Costarricense de Electricidad (Costa Rica) 6.95%, 11/10/2021(c)	3,300	3,316
ITC Holdings Corp. 2.70%, 11/15/2022	5,805	5,980
Jersey Central Power & Light Co. 4.30%, 1/15/2026(a)	230	255
NextEra Energy Capital Holdings, Inc. 2.90%, 4/1/2022	600	613
NRG Energy, Inc.
3.75%, 6/15/2024(a)	10,148	10,842
2.00%, 12/2/2025(a)	10,000	10,180
7.25%, 5/15/2026	750	779
6.63%, 1/15/2027	1,875	1,946
5.75%, 1/15/2028	815	864
3.63%, 2/15/2031(a)	235	225
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%), 1.53%, 11/15/2021(b)	12,000	12,028
1.37%, 3/10/2023	16,985	16,998

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
PG&E Corp.
5.00%, 7/1/2028	3,190	3,174
5.25%, 7/1/2030	490	496
Southern California Edison Co. 1.10%, 4/1/2024	14,195	14,297
Southwestern Electric Power Co. Series N, 1.65%, 3/15/2026	11,710	11,901
Vistra Operations Co. LLC
5.50%, 9/1/2026(a)	2,964	3,060
3.70%, 1/30/2027(a)	18,840	19,807
5.63%, 2/15/2027(a)	1,090	1,131
5.00%, 7/31/2027(a)	2,370	2,420
4.38%, 5/1/2029(a)	402	404

		157,195

Electronic Equipment, Instruments & Components — 0.1%
CDW LLC
5.50%, 12/1/2024	500	559
4.25%, 4/1/2028	1,885	1,968
3.25%, 2/15/2029	410	416
Sensata Technologies, Inc. 4.38%, 2/15/2030(a)	2,915	3,009

		5,952

Energy Equipment & Services — 0.2%
Archrock Partners LP 6.88%, 4/1/2027(a)	555	588
Baker Hughes a GE Co. LLC 2.77%, 12/15/2022	5,251	5,444
Guara Norte SARL (Brazil) 5.20%, 6/15/2034(a)	3,879	3,911
Nabors Industries Ltd. 7.25%, 1/15/2026(a)	745	648
Nabors Industries, Inc. 4.63%, 9/15/2021	58	58
Oceaneering International, Inc. 4.65%, 11/15/2024	1,230	1,233
Precision Drilling Corp. (Canada) 5.25%, 11/15/2024	632	617
Transocean Guardian Ltd. 5.88%, 1/15/2024(a)	526	489
Transocean Pontus Ltd. 6.13%, 8/1/2025(a)	135	134
Transocean Proteus Ltd. 6.25%, 12/1/2024(a)	150	149

		13,271

Entertainment — 0.2%
Cinemark USA, Inc.
4.88%, 6/1/2023	2,169	2,171
8.75%, 5/1/2025(a)	270	294
Live Nation Entertainment, Inc.
4.88%, 11/1/2024(a)	1,415	1,441
6.50%, 5/15/2027(a)	1,465	1,617
4.75%, 10/15/2027(a)	2,210	2,257
Netflix, Inc.
4.88%, 4/15/2028	3,350	3,854
5.88%, 11/15/2028	3,835	4,640
4.88%, 6/15/2030(a)	855	985
WMG Acquisition Corp.
3.88%, 7/15/2030(a)	1,830	1,844
3.00%, 2/15/2031(a)	1,030	972

		20,075

Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.
3.50%, 1/31/2023	5,305	5,572
3.00%, 6/15/2023	110	115
2.40%, 3/15/2025	2,640	2,762
1.30%, 9/15/2025	3,180	3,199
2.75%, 1/15/2027	3,000	3,156
Equinix, Inc. 1.45%, 5/15/2026	12,910	12,971
ESH Hospitality, Inc. 5.25%, 5/1/2025(a)	935	953
HAT Holdings I LLC
5.25%, 7/15/2024(a)	175	180
6.00%, 4/15/2025(a)	720	760
Iron Mountain, Inc. 4.88%, 9/15/2027(a)	2,805	2,907
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	1,500	1,611
4.63%, 6/15/2025(a)	820	869
5.75%, 2/1/2027	1,065	1,179
MPT Operating Partnership LP 4.63%, 8/1/2029	1,360	1,442
Office Properties Income Trust 2.65%, 6/15/2026	11,480	11,551
RHP Hotel Properties LP 4.75%, 10/15/2027	3,030	3,078
SBA Communications Corp.
4.88%, 9/1/2024	580	592
3.88%, 2/15/2027	650	665
3.13%, 2/1/2029(a)	2,110	2,025
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025(a)	6,294	6,792
VICI Properties LP
3.50%, 2/15/2025(a)	2,335	2,379
4.25%, 12/1/2026(a)	1,370	1,409
3.75%, 2/15/2027(a)	1,430	1,446
4.13%, 8/15/2030(a)	610	619
WEA Finance LLC (France)
3.15%, 4/5/2022(a)	8,940	9,092
2.88%, 1/15/2027(a)	3,110	3,194
Welltower, Inc. 3.63%, 3/15/2024	2,325	2,506

		83,024

Food & Staples Retailing — 0.3%
Albertsons Cos., Inc.
3.50%, 2/15/2023(a)	135	138
5.75%, 3/15/2025	28	29
3.25%, 3/15/2026(a)	283	285
4.63%, 1/15/2027(a)	9,630	9,967
5.88%, 2/15/2028(a)	350	372
3.50%, 3/15/2029(a)	283	271
4.88%, 2/15/2030(a)	190	198

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Rite Aid Corp. 8.00%, 11/15/2026(a)	5,549	5,760
Sysco Corp. 5.65%, 4/1/2025	6,000	7,003

		24,023

Food Products — 0.5%
Bunge Ltd. Finance Corp.
3.00%, 9/25/2022	100	103
1.63%, 8/17/2025	10,338	10,461
Campbell Soup Co. 3.65%, 3/15/2023	1,018	1,073
Darling Ingredients, Inc. 5.25%, 4/15/2027(a)	1,225	1,280
Kraft Heinz Foods Co.
4.63%, 1/30/2029	1,500	1,696
6.88%, 1/26/2039	1,050	1,441
4.38%, 6/1/2046	2,420	2,596
Lamb Weston Holdings, Inc.
4.88%, 11/1/2026(a)	900	932
4.88%, 5/15/2028(a)	2,740	3,011
Post Holdings, Inc.
5.75%, 3/1/2027(a)	3,515	3,673
5.63%, 1/15/2028(a)	595	629
4.63%, 4/15/2030(a)	2,404	2,418
Viterra Finance BV (Netherlands) 2.00%, 4/21/2026(a)	14,555	14,513

		43,826

Gas Utilities — 0.0%(f)
AmeriGas Partners LP
5.63%, 5/20/2024	580	638
5.50%, 5/20/2025	955	1,050
5.75%, 5/20/2027	785	871

		2,559

Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc. 4.63%, 7/15/2028(a)	2,405	2,503
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027(a)	2,775	2,875
Hologic, Inc. 3.25%, 2/15/2029(a)	3,455	3,369
Teleflex, Inc. 4.63%, 11/15/2027	565	601

		9,348

Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028(a)	2,665	2,825
AdaptHealth LLC 4.63%, 8/1/2029(a)	2,907	2,852
Aetna, Inc.
2.75%, 11/15/2022	223	229
2.80%, 6/15/2023	60	63
Anthem, Inc. 2.95%, 12/1/2022	75	78
Centene Corp.
5.38%, 6/1/2026(a)	590	615
4.25%, 12/15/2027	2,175	2,284
4.63%, 12/15/2029	7,290	7,868
3.38%, 2/15/2030	995	1,005
Community Health Systems, Inc.
5.63%, 3/15/2027(a)	998	1,045
6.00%, 1/15/2029(a)	309	323
4.75%, 2/15/2031(a)	4,160	4,080
CVS Health Corp.
3.70%, 3/9/2023	2,134	2,256
1.30%, 8/21/2027	7,035	6,872
DaVita, Inc.
4.63%, 6/1/2030(a)	2,410	2,458
3.75%, 2/15/2031(a)	2,128	2,040
Encompass Health Corp.
5.13%, 3/15/2023	168	168
4.50%, 2/1/2028	1,460	1,507
4.75%, 2/1/2030	3,385	3,551
HCA, Inc.
5.38%, 2/1/2025	200	224
5.88%, 2/15/2026	4,495	5,136
5.38%, 9/1/2026	3,035	3,433
5.63%, 9/1/2028	7,115	8,271
5.88%, 2/1/2029	5,665	6,649
Highmark, Inc. 1.45%, 5/10/2026(a)	13,265	13,247
Laboratory Corp. of America Holdings 2.30%, 12/1/2024	5,740	6,023
Tenet Healthcare Corp.
6.75%, 6/15/2023	560	608
7.50%, 4/1/2025(a)	800	858
4.88%, 1/1/2026(a)	7,971	8,231
6.25%, 2/1/2027(a)	3,280	3,419
5.13%, 11/1/2027(a)	1,720	1,795
4.25%, 6/1/2029(a)	913	913

		100,926

Health Care Technology — 0.0%(f)
IQVIA, Inc.
5.00%, 10/15/2026(a)	1,050	1,089
5.00%, 5/15/2027(a)	1,915	2,006

		3,095

Hotels, Restaurants & Leisure — 0.7%
1011778 BC ULC (Canada)
4.25%, 5/15/2024(a)	321	324
5.75%, 4/15/2025(a)	810	856
3.88%, 1/15/2028(a)	1,380	1,385
Boyd Gaming Corp.
8.63%, 6/1/2025(a)	1,000	1,100
6.00%, 8/15/2026	125	130
4.75%, 12/1/2027	1,500	1,534
Boyne USA, Inc. 4.75%, 5/15/2029(a)	925	955
Caesars Resort Collection LLC
5.75%, 7/1/2025(a)	2,351	2,466
5.25%, 10/15/2025(a)	755	761

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Cedar Fair LP
5.38%, 6/1/2024	260	263
5.25%, 7/15/2029	1,835	1,867
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(a)	271	283
Gohl Capital Ltd. (Malaysia) 4.25%, 1/24/2027(c)	4,000	4,204
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025(a)	1,015	1,069
3.75%, 5/1/2029(a)	1,135	1,137
4.00%, 5/1/2031(a)	141	142
3.63%, 2/15/2032(a)	675	661
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	321	337
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	600	625
International Game Technology plc
6.50%, 2/15/2025(a)	2,280	2,526
6.25%, 1/15/2027(a)	440	499
KFC Holding Co. 4.75%, 6/1/2027(a)	1,365	1,444
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026	2,015	2,100
MGM Resorts International
7.75%, 3/15/2022	1,450	1,516
5.75%, 6/15/2025	1,759	1,932
4.63%, 9/1/2026	33	35
5.50%, 4/15/2027	1,317	1,429
Royal Caribbean Cruises Ltd. 9.13%, 6/15/2023(a)	1,785	1,975
Scientific Games International, Inc. 5.00%, 10/15/2025(a)	1,674	1,724
Six Flags Entertainment Corp. 4.88%, 7/31/2024(a)	2,905	2,927
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025(a)	1,150	1,237
Stars Group Holdings BV (Canada) 7.00%, 7/15/2026(a)	3,600	3,744
Station Casinos LLC 5.00%, 10/1/2025(a)	1,588	1,620
Travel + Leisure Co. 3.90%, 3/1/2023	1,285	1,325
Vail Resorts, Inc. 6.25%, 5/15/2025(a)	1,500	1,594
Wynn Las Vegas LLC 5.50%, 3/1/2025(a)	2,725	2,906
Wynn Resorts Finance LLC
7.75%, 4/15/2025(a)	1,460	1,570
5.13%, 10/1/2029(a)	2,095	2,169
Yum! Brands, Inc.
7.75%, 4/1/2025(a)	1,162	1,264
3.63%, 3/15/2031	352	348
4.63%, 1/31/2032	828	865

		56,848

Household Durables — 0.4%
Controladora Mabe SA de CV (Mexico) 5.60%, 10/23/2028(c)	1,400	1,632
Lennar Corp.
4.88%, 12/15/2023	150	164
5.25%, 6/1/2026	2,965	3,425
4.75%, 11/29/2027	6,500	7,516
Meritage Homes Corp. 6.00%, 6/1/2025	455	518
Newell Brands, Inc.
4.70%, 4/1/2026(h)	2,950	3,315
5.87%, 4/1/2036(h)	825	1,024
PulteGroup, Inc. 5.50%, 3/1/2026	9,819	11,488
Tempur Sealy International, Inc.
5.50%, 6/15/2026	1,200	1,234
4.00%, 4/15/2029(a)	1,755	1,759

		32,075

Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 2/1/2028	720	757
4.13%, 10/15/2030	1,181	1,205
4.13%, 4/30/2031(a)	537	539
Energizer Holdings, Inc.
4.75%, 6/15/2028(a)	2,090	2,122
4.38%, 3/31/2029(a)	1,565	1,545
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022(a)	1,900	1,939
Spectrum Brands, Inc.
5.75%, 7/15/2025	70	72
5.00%, 10/1/2029(a)	1,870	1,972
5.50%, 7/15/2030(a)	867	930

		11,081

Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.
5.25%, 6/1/2026(a)	1,431	1,473
4.50%, 2/15/2028(a)	2,740	2,771
5.13%, 3/15/2028(a)	1,665	1,677
Exelon Generation Co. LLC
3.40%, 3/15/2022	380	388
3.25%, 6/1/2025	5,185	5,591
NTPC Ltd. (India) 4.25%, 2/26/2026(c)	2,600	2,805
Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029(c)	648	693

		15,398

Insurance — 0.7%
American International Group, Inc. 2.50%, 6/30/2025	2,705	2,860
Athene Global Funding
3.00%, 7/1/2022(a)	5,165	5,309
1.45%, 1/8/2026(a)	16,929	16,906
2.95%, 11/12/2026(a)	7,071	7,542

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Jackson National Life Global Funding
3.30%, 6/11/2021(a)	250	250
3.25%, 1/30/2024(a)	9,500	10,141
Protective Life Global Funding (ICE LIBOR USD 3 Month + 0.52%), 0.71%, 6/28/2021(a)(b)	150	150
Reliance Standard Life Global Funding II
2.63%, 7/22/2022(a)	2,415	2,473
2.15%, 1/21/2023(a)	4,505	4,618
3.85%, 9/19/2023(a)	45	48
2.50%, 10/30/2024(a)	6,190	6,493

		56,790

Internet & Direct Marketing Retail — 0.1%
B2W Digital Lux SARL (Brazil) 4.38%, 12/20/2030(c)	3,300	3,289
MercadoLibre, Inc. (Argentina) 2.38%, 1/14/2026	4,300	4,268
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026(a)	1,735	1,896

		9,453

IT Services — 0.1%
Arches Buyer, Inc. 6.13%, 12/1/2028(a)	2,890	2,955
Black Knight InfoServ LLC 3.63%, 9/1/2028(a)	1,830	1,800
Exela Intermediate LLC 10.00%, 7/15/2023(a)	104	36
Gartner, Inc.
4.50%, 7/1/2028(a)	1,915	2,015
3.75%, 10/1/2030(a)	1,992	2,000
Square, Inc.
2.75%, 6/1/2026(a)	1,349	1,360
3.50%, 6/1/2031(a)	1,374	1,374

		11,540

Leisure Products — 0.0%(f)
Mattel, Inc.
6.75%, 12/31/2025(a)	565	595
3.38%, 4/1/2026(a)	301	312
5.88%, 12/15/2027(a)	750	823
3.75%, 4/1/2029(a)	2,057	2,106

		3,836

Life Sciences Tools & Services — 0.0%(f)
Charles River Laboratories International, Inc. 3.75%, 3/15/2029(a)	1,870	1,863

Machinery — 0.1%
Colfax Corp. 6.38%, 2/15/2026(a)	793	834
RBS Global, Inc. 4.88%, 12/15/2025(a)	1,855	1,899
Vertical US Newco, Inc. (Germany) 5.25%, 7/15/2027(a)	1,550	1,612

		4,345

Media — 1.0%
Altice Financing SA (Luxembourg)
7.50%, 5/15/2026(a)	5,490	5,718
5.00%, 1/15/2028(a)	2,995	2,972
AMC Networks, Inc. 5.00%, 4/1/2024	323	326
Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028(a)	917	939
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024	1,585	1,663
5.13%, 8/15/2027(a)	4,405	4,448
CSC Holdings LLC
5.88%, 9/15/2022	450	471
5.25%, 6/1/2024	935	1,013
5.50%, 4/15/2027(a)	1,380	1,449
5.38%, 2/1/2028(a)	1,815	1,909
6.50%, 2/1/2029(a)	7,700	8,424
4.50%, 11/15/2031(a)	1,316	1,310
Diamond Sports Group LLC 5.38%, 8/15/2026(a)	1,077	797
DISH DBS Corp.
6.75%, 6/1/2021	250	250
5.88%, 7/15/2022	820	853
5.00%, 3/15/2023	550	571
5.88%, 11/15/2024	4,884	5,199
7.75%, 7/1/2026	6,080	6,906
Entercom Media Corp. 6.50%, 5/1/2027(a)	177	181
Gray Television, Inc. 7.00%, 5/15/2027(a)	385	416
iHeartCommunications, Inc.
6.38%, 5/1/2026	1,450	1,549
8.38%, 5/1/2027	1,155	1,235
5.25%, 8/15/2027(a)	1,425	1,475
Lamar Media Corp.
3.75%, 2/15/2028	120	121
4.88%, 1/15/2029	2,005	2,111
4.00%, 2/15/2030	85	85
Meredith Corp.
6.50%, 7/1/2025(a)	1,010	1,088
6.88%, 2/1/2026	3,062	3,198
News Corp. 3.88%, 5/15/2029(a)	1,413	1,425
Nexstar Broadcasting, Inc.
5.63%, 7/15/2027(a)	3,880	4,103
4.75%, 11/1/2028(a)	406	414
Outfront Media Capital LLC
6.25%, 6/15/2025(a)	2,212	2,345
5.00%, 8/15/2027(a)	500	518
Scripps Escrow II, Inc.
3.88%, 1/15/2029(a)	760	739
5.38%, 1/15/2031(a)	1,450	1,452

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Sinclair Television Group, Inc.
5.13%, 2/15/2027(a)	1,645	1,647
4.13%, 12/1/2030(a)	1,150	1,118
Sirius XM Radio, Inc.
4.63%, 7/15/2024(a)	780	800
5.38%, 7/15/2026(a)	2,455	2,532
5.00%, 8/1/2027(a)	1,375	1,437
5.50%, 7/1/2029(a)	5,210	5,640
4.13%, 7/1/2030(a)	555	556
TEGNA, Inc.
5.50%, 9/15/2024(a)	209	214
4.63%, 3/15/2028	1,220	1,246
Univision Communications, Inc. 4.50%, 5/1/2029(a)	356	360
UPC Broadband Finco BV (Netherlands) 4.88%, 7/15/2031(a)	831	830
ViacomCBS, Inc. (ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(b)	550	629
Videotron Ltd. (Canada) 5.13%, 4/15/2027(a)	1,455	1,520

		86,202

Metals & Mining — 0.5%
Alcoa Nederland Holding BV
7.00%, 9/30/2026(a)	1,560	1,634
6.13%, 5/15/2028(a)	2,370	2,580
Allegheny Technologies, Inc. 5.88%, 12/1/2027	2,420	2,562
Arconic Corp.
6.00%, 5/15/2025(a)	1,554	1,659
6.13%, 2/15/2028(a)	2,500	2,661
Cleveland-Cliffs, Inc. 6.75%, 3/15/2026(a)	2,630	2,840
Commercial Metals Co. 4.88%, 5/15/2023	895	943
Constellium SE 5.75%, 5/15/2024(a)	1,502	1,519
FMG Resources August 2006 Pty. Ltd. (Australia) 4.50%, 9/15/2027(a)	2,670	2,899
Freeport-McMoRan, Inc.
3.88%, 3/15/2023	200	207
5.00%, 9/1/2027	1,230	1,298
4.13%, 3/1/2028	407	425
4.38%, 8/1/2028	963	1,016
4.25%, 3/1/2030	1,505	1,619
5.40%, 11/14/2034	810	960
5.45%, 3/15/2043	905	1,093
Gerdau Trade, Inc. (Brazil) 4.88%, 10/24/2027(c)	1,000	1,129
Glencore Funding LLC (Australia) 1.63%, 9/1/2025(a)	9,050	9,137
Indonesia Asahan Aluminium Persero PT (Indonesia) 6.53%, 11/15/2028(a)	500	607
Kaiser Aluminum Corp. 4.63%, 3/1/2028(a)	2,350	2,401
Novelis Corp.
5.88%, 9/30/2026(a)	820	855
4.75%, 1/30/2030(a)	1,960	2,058

		42,102

Multiline Retail — 0.1%
Macy’s, Inc. 8.38%, 6/15/2025(a)	2,730	3,017
Nordstrom, Inc. 2.30%, 4/8/2024(a)	2,070	2,077

		5,094

Multi-Utilities — 0.3%
Dominion Energy, Inc.
2.72%, 8/15/2021(h)	1,150	1,156
Series A, 3.30%, 3/15/2025	6,570	7,125
Empresas Publicas de Medellin ESP (Colombia) 4.25%, 7/18/2029(c)	3,000	2,948
NiSource, Inc. 0.95%, 8/15/2025	7,250	7,212
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	75	77
0.80%, 8/15/2025	3,480	3,454

		21,972

Oil, Gas & Consumable Fuels — 2.9%
Antero Midstream Partners LP
5.38%, 9/15/2024	1,820	1,869
7.88%, 5/15/2026(a)	1,170	1,297
Antero Resources Corp.
5.63%, 6/1/2023	1,700	1,700
5.00%, 3/1/2025	435	445
Apache Corp.
4.63%, 11/15/2025	1,999	2,121
4.88%, 11/15/2027	699	734
APT Pipelines Ltd. (Australia) 4.20%, 3/23/2025(a)	3,088	3,385
Azure Power Energy Ltd. (India) 5.50%, 11/3/2022(c)	2,410	2,447
BP Capital Markets America, Inc. 3.19%, 4/6/2025	4,000	4,337
Buckeye Partners LP
4.15%, 7/1/2023	665	688
4.13%, 3/1/2025(a)	285	294
4.13%, 12/1/2027	1,725	1,716
4.50%, 3/1/2028(a)	800	800
Cenovus Energy, Inc. (Canada) 5.38%, 7/15/2025	1,573	1,795
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	16,440	19,072
Cheniere Energy Partners LP
4.50%, 10/1/2029	2,775	2,935
4.00%, 3/1/2031(a)	1,102	1,137
Cheniere Energy, Inc. 4.63%, 10/15/2028(a)	1,780	1,869

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Comstock Resources, Inc.
9.75%, 8/15/2026	3,461	3,757
6.75%, 3/1/2029(a)	926	968
Continental Resources, Inc. 5.75%, 1/15/2031(a)	1,945	2,283
DCP Midstream Operating LP
3.88%, 3/15/2023	785	815
5.38%, 7/15/2025	1,020	1,117
5.63%, 7/15/2027	1,295	1,425
DT Midstream, Inc.
4.13%, 6/15/2029(a)(j)	911	915
4.38%, 6/15/2031(a)(j)	455	457
Enbridge, Inc. (Canada) 2.90%, 7/15/2022	75	77
Endeavor Energy Resources LP 5.50%, 1/30/2026(a)	1,208	1,247
Energean Israel Finance Ltd. (Israel)
4.50%, 3/30/2024(c)	1,744	1,795
4.88%, 3/30/2026(c)	1,363	1,410
Energen Corp. 4.63%, 9/1/2021	6,823	6,836
Energy Transfer LP 4.05%, 3/15/2025	14,000	15,203
EnLink Midstream Partners LP
4.40%, 4/1/2024	1,085	1,126
4.15%, 6/1/2025	955	975
EQM Midstream Partners LP
4.75%, 7/15/2023	335	350
6.00%, 7/1/2025(a)	1,357	1,469
4.50%, 1/15/2029(a)	1,377	1,377
4.75%, 1/15/2031(a)	582	586
EQT Corp.
7.63%, 2/1/2025(h)	1,710	1,997
3.90%, 10/1/2027	1,840	1,965
ESC Co.
6.63%, 5/1/2023‡(i)	660	17
6.00%, 10/15/2024‡(i)	1,080	27
Genesis Energy LP
6.25%, 5/15/2026	1,923	1,899
7.75%, 2/1/2028	247	248
Gray Oak Pipeline LLC 2.60%, 10/15/2025(a)	20,959	21,594
Greenko Dutch BV (India) 3.85%, 3/29/2026(a)	4,140	4,219
Greenko Solar Mauritius Ltd. (India) 5.55%, 1/29/2025(c)	1,296	1,332
Gulfport Energy Corp. 8.00%, 5/17/2026	514	555
Hess Midstream Operations LP 5.63%, 2/15/2026(a)	2,300	2,384
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025(c)	2,700	2,963
6.50%, 6/30/2027(c)	1,850	2,052
Medco Platinum Road Pte. Ltd. (Indonesia) 6.75%, 1/30/2025(c)	700	734
MEG Energy Corp. (Canada)
6.50%, 1/15/2025(a)	1,007	1,041
7.13%, 2/1/2027(a)	1,248	1,338
MPLX LP 1.75%, 3/1/2026	9,635	9,763
NGL Energy Operating LLC 7.50%, 2/1/2026(a)	1,805	1,878
NuStar Logistics LP
5.75%, 10/1/2025	1,417	1,508
6.00%, 6/1/2026	1,085	1,162
6.38%, 10/1/2030	192	210
Occidental Petroleum Corp.
2.70%, 8/15/2022	900	905
2.90%, 8/15/2024	970	968
8.00%, 7/15/2025	413	486
5.88%, 9/1/2025	4,817	5,219
8.50%, 7/15/2027	2,064	2,506
6.38%, 9/1/2028	192	214
8.88%, 7/15/2030	494	633
6.63%, 9/1/2030	1,192	1,366
6.13%, 1/1/2031	1,712	1,899
ONEOK, Inc. 2.75%, 9/1/2024	3,370	3,559
PBF Holding Co. LLC
9.25%, 5/15/2025(a)	1,312	1,351
6.00%, 2/15/2028	590	435
Peru LNG Srl (Peru) 5.38%, 3/22/2030(c)	2,300	1,807
Petrobras Global Finance BV (Brazil) 6.00%, 1/27/2028	1,100	1,257
Petroleos Mexicanos (Mexico)
4.50%, 1/23/2026	6,800	6,968
6.88%, 8/4/2026	3,950	4,364
6.49%, 1/23/2027	1,000	1,068
Range Resources Corp.
5.00%, 3/15/2023	748	770
4.88%, 5/15/2025	1,605	1,633
Sabine Pass Liquefaction LLC 5.88%, 6/30/2026	4,829	5,729
SM Energy Co.
6.13%, 11/15/2022	625	621
6.63%, 1/15/2027	685	687
Southwestern Energy Co.
6.45%, 1/23/2025(h)	1,495	1,638
7.50%, 4/1/2026	1,280	1,352
Sunoco LP
5.50%, 2/15/2026	835	860
6.00%, 4/15/2027	870	910
Tallgrass Energy Partners LP
7.50%, 10/1/2025(a)	1,000	1,092
5.50%, 1/15/2028(a)	1,350	1,360
Targa Resources Partners LP
5.88%, 4/15/2026	4,010	4,200
6.88%, 1/15/2029	4,635	5,146
4.88%, 2/1/2031(a)	1,135	1,186
4.00%, 1/15/2032(a)	483	479

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
TerraForm Power Operating LLC 4.25%, 1/31/2023(a)	314	323
Trinidad Petroleum Holdings Ltd. (Trinidad and Tobago) 9.75%, 6/15/2026(a)	2,200	2,453
Valero Energy Corp. 1.20%, 3/15/2024	9,400	9,507
W&T Offshore, Inc. 9.75%, 11/1/2023(a)	134	118
Western Midstream Operating LP
4.00%, 7/1/2022	380	389
5.30%, 2/1/2030(h)	1,000	1,103
WPX Energy, Inc.
5.25%, 9/15/2024	2,083	2,311
5.75%, 6/1/2026	1,375	1,434
4.50%, 1/15/2030	610	658

		232,679

Paper & Forest Products — 0.0%(f)
Fibria Overseas Finance Ltd. (Brazil) 5.50%, 1/17/2027	1,000	1,145

Personal Products — 0.1%
Edgewell Personal Care Co. 5.50%, 6/1/2028(a)	2,639	2,804
Natura Cosmeticos SA (Brazil) 4.13%, 5/3/2028(a)	1,764	1,799
Prestige Brands, Inc. 5.13%, 1/15/2028(a)	1,070	1,118

		5,721

Pharmaceuticals — 0.7%
Bausch Health Americas, Inc.
9.25%, 4/1/2026(a)	3,465	3,742
8.50%, 1/31/2027(a)	50	54
Bausch Health Cos., Inc.
7.00%, 3/15/2024(a)	104	106
6.13%, 4/15/2025(a)	3,629	3,712
5.50%, 11/1/2025(a)	4,155	4,265
5.75%, 8/15/2027(a)	2,915	3,039
7.00%, 1/15/2028(a)	1,562	1,600
5.00%, 1/30/2028(a)	5,184	4,860
4.88%, 6/1/2028(a)	1,373	1,384
5.00%, 2/15/2029(a)	5,338	4,897
5.25%, 1/30/2030(a)	228	210
5.25%, 2/15/2031(a)	465	425
Elanco Animal Health, Inc. 5.90%, 8/28/2028(h)	950	1,093
EMD Finance LLC (Germany) 2.95%, 3/19/2022(a)	150	153
Jazz Securities DAC 4.38%, 1/15/2029(a)	2,694	2,771
Organon Finance 1 LLC
4.13%, 4/30/2028(a)	1,924	1,943
5.13%, 4/30/2031(a)	1,207	1,239
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(a)	3,560	3,631
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	9,068	9,521
Viatris, Inc. 1.65%, 6/22/2025(a)	5,285	5,366
Zoetis, Inc.
(ICE LIBOR USD 3 Month + 0.44%), 0.60%, 8/20/2021(b)	185	185
3.25%, 8/20/2021	240	242

		54,438

Professional Services — 0.0%(f)
Dun & Bradstreet Corp. (The) 6.88%, 8/15/2026(a)	240	256

Real Estate Management & Development — 0.1%
Country Garden Holdings Co. Ltd. (China) 3.13%, 10/22/2025(c)	2,700	2,714
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	2,800	2,868
RKPF Overseas Ltd. (China) 6.00%, 9/4/2025(c)	2,700	2,802
Vanke Real Estate Hong Kong Co. Ltd. (China) 3.98%, 11/9/2027(c)	2,600	2,780

		11,164

Road & Rail — 0.5%
Avis Budget Car Rental LLC
5.25%, 3/15/2025(a)	874	890
5.75%, 7/15/2027(a)	2,520	2,656
Georgian Railway JSC (Georgia) 7.75%, 7/11/2022(c)	3,100	3,298
Hertz Corp. (The)
7.63%, 6/1/2022(a)(i)	138	151
5.50%, 10/15/2024(a)(i)	1,820	1,889
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	400	446
Ryder System, Inc. 3.35%, 9/1/2025	4,405	4,796
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026(a)	22,800	22,981

		37,107

Semiconductors & Semiconductor Equipment — 0.4%
ams AG (Austria) 7.00%, 7/31/2025(a)	2,210	2,370
Analog Devices, Inc. 2.50%, 12/5/2021	75	76
Broadcom Corp. 3.88%, 1/15/2027	3,020	3,318
Broadcom, Inc. 1.95%, 2/15/2028(a)	11,760	11,654
Entegris, Inc. 4.38%, 4/15/2028(a)	2,310	2,408
Marvell Technology, Inc. 1.65%, 4/15/2026(a)	9,090	9,085
Microchip Technology, Inc. 4.25%, 9/1/2025(a)	1,413	1,484

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ON Semiconductor Corp. 3.88%, 9/1/2028(a)	3,495	3,547
Qorvo, Inc. 3.38%, 4/1/2031(a)	1,320	1,346

		35,288

Software — 0.3%
CDK Global, Inc. 4.88%, 6/1/2027	1,235	1,303
Citrix Systems, Inc. 1.25%, 3/1/2026	4,275	4,223
Fair Isaac Corp. 4.00%, 6/15/2028(a)	1,415	1,438
Nuance Communications, Inc. 5.63%, 12/15/2026	2,039	2,145
Oracle Corp. 1.65%, 3/25/2026	16,325	16,539
SS&C Technologies, Inc. 5.50%, 9/30/2027(a)	2,815	2,981

		28,629

Specialty Retail — 0.4%
AutoZone, Inc. 3.63%, 4/15/2025	6,000	6,569
Gap, Inc. (The) 8.88%, 5/15/2027(a)	1,435	1,664
Group 1 Automotive, Inc. 4.00%, 8/15/2028(a)	2,175	2,189
L Brands, Inc.
5.63%, 10/15/2023	825	895
5.25%, 2/1/2028	1,170	1,269
7.50%, 6/15/2029	1,650	1,898
6.88%, 11/1/2035	1,190	1,434
Lithia Motors, Inc. 4.63%, 12/15/2027(a)	934	984
Penske Automotive Group, Inc.
3.50%, 9/1/2025	1,320	1,360
5.50%, 5/15/2026	935	963
3.75%, 6/15/2029(j)	2,710	2,720
PetSmart, Inc. 4.75%, 2/15/2028(a)	4,156	4,304
Staples, Inc.
7.50%, 4/15/2026(a)	4,060	4,211
10.75%, 4/15/2027(a)	830	850

		31,310

Technology Hardware, Storage & Peripherals — 0.1%
EMC Corp. 3.38%, 6/1/2023	1,989	2,051
NCR Corp.
5.75%, 9/1/2027(a)	1,635	1,721
5.00%, 10/1/2028(a)	964	991
5.13%, 4/15/2029(a)	823	844
6.13%, 9/1/2029(a)	960	1,043
Western Digital Corp. 4.75%, 2/15/2026	1,115	1,240
Xerox Corp. 4.38%, 3/15/2023(h)	92	96

		7,986

Textiles, Apparel & Luxury Goods — 0.0%(f)
Hanesbrands, Inc. 4.63%, 5/15/2024(a)	250	265
William Carter Co. (The)
5.50%, 5/15/2025(a)	665	701
5.63%, 3/15/2027(a)	665	697

		1,663

Thrifts & Mortgage Finance — 1.0%
BPCE SA (France)
(ICE LIBOR USD 3 Month + 1.24%), 1.42%, 9/12/2023(a)(b)	250	255
5.70%, 10/22/2023(a)	3,200	3,563
4.63%, 7/11/2024(a)	17,000	18,775
5.15%, 7/21/2024(a)	5,000	5,607
2.38%, 1/14/2025(a)	3,855	4,027
(SOFR + 1.52%), 1.65%, 10/6/2026(a)(b)	11,305	11,387
Ladder Capital Finance Holdings LLLP REIT, 5.25%, 3/15/2022(a)	210	212
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027(a)	2,900	2,991
Nationwide Building Society (United Kingdom)
(ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023(a)(b)	5,375	5,531
(ICE LIBOR USD 3 Month + 1.06%), 3.77%, 3/8/2024(a)(b)	1,000	1,055
3.90%, 7/21/2025(a)	9,150	10,175
4.00%, 9/14/2026(a)	13,890	15,433
Quicken Loans LLC
5.25%, 1/15/2028(a)	900	941
3.63%, 3/1/2029(a)	3,180	3,100
3.88%, 3/1/2031(a)	130	127
Radian Group, Inc. 4.50%, 10/1/2024	335	353

		83,532

Tobacco — 0.4%
Altria Group, Inc. 2.35%, 5/6/2025	7,085	7,420
BAT Capital Corp. (United Kingdom)
2.79%, 9/6/2024	9,615	10,131
4.70%, 4/2/2027	2,760	3,108
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	5,320	5,309

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Imperial Brands Finance plc (United Kingdom)
3.75%, 7/21/2022(a)	1,500	1,543
3.13%, 7/26/2024(a)	8,410	8,921

		36,432

Trading Companies & Distributors — 0.9%
Air Lease Corp.
3.50%, 1/15/2022	1,500	1,529
3.75%, 2/1/2022	3,919	3,983
2.63%, 7/1/2022	485	495
2.25%, 1/15/2023	5,811	5,967
2.75%, 1/15/2023	9,004	9,307
3.88%, 7/3/2023	3,000	3,186
3.38%, 7/1/2025	3,960	4,251
2.88%, 1/15/2026	9,615	10,076
Aviation Capital Group LLC
5.50%, 12/15/2024(a)	4,935	5,563
1.95%, 1/30/2026(a)	11,525	11,450
Herc Holdings, Inc. 5.50%, 7/15/2027(a)	2,265	2,387
Imola Merger Corp. 4.75%, 5/15/2029(a)	3,767	3,805
United Rentals North America, Inc.
3.88%, 11/15/2027	500	526
4.88%, 1/15/2028	5,830	6,158
3.88%, 2/15/2031	2,352	2,364
WESCO Distribution, Inc.
5.38%, 6/15/2024	250	254
7.13%, 6/15/2025(a)	2,437	2,631
7.25%, 6/15/2028(a)	1,780	1,974

		75,906

Transportation Infrastructure — 0.1%
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025(a)	7,105	7,633

Wireless Telecommunication Services — 0.6%
Hughes Satellite Systems Corp.
7.63%, 6/15/2021	50	50
5.25%, 8/1/2026	1,585	1,765
6.63%, 8/1/2026	1,625	1,802
Kenbourne Invest SA (Chile)
6.88%, 11/26/2024(c)	2,100	2,225
4.70%, 1/22/2028(a)	400	403
Sprint Corp.
7.25%, 9/15/2021	300	305
7.88%, 9/15/2023	1,025	1,161
7.13%, 6/15/2024	306	353
7.63%, 2/15/2025	546	646
7.63%, 3/1/2026	14,654	17,804
T-Mobile USA, Inc.
4.50%, 2/1/2026	1,828	1,873
1.50%, 2/15/2026	10,605	10,629
2.25%, 2/15/2026	480	484
4.75%, 2/1/2028	6,713	7,175
Vodafone Group plc (United Kingdom) 4.13%, 5/30/2025	135	151

		46,826

TOTAL CORPORATE BONDS (Cost $3,373,323)		3,416,695

U.S. TREASURY OBLIGATIONS — 14.8%
U.S. Treasury Notes
1.75%, 7/15/2022	2,620	2,669
0.13%, 1/31/2023	32,200	32,200
0.13%, 2/28/2023	21,720	21,719
0.13%, 3/31/2023	19,500	19,497
0.13%, 5/15/2023	5,245	5,243
0.25%, 6/15/2023	1,980	1,984
0.13%, 7/15/2023	32,095	32,069
0.13%, 8/15/2023	28,810	28,778
0.13%, 9/15/2023	44,830	44,767
0.25%, 11/15/2023	70,230	70,315
0.13%, 12/15/2023	164,061	163,670
0.13%, 1/15/2024	442,635	441,337
0.13%, 2/15/2024	77,265	77,021
0.38%, 4/15/2024	109,546	109,820
0.25%, 5/15/2024	81,800	81,672
0.75%, 3/31/2026	7,470	7,462
0.75%, 4/30/2026	65,530	65,407
2.38%, 5/15/2029	985	1,057

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,206,837)		1,206,687

ASSET-BACKED SECURITIES — 13.1%
ACC Trust
Series 2019-2, Class A, 2.82%, 2/21/2023(a)	2,306	2,320
Series 2020-A, Class A, 6.00%, 3/20/2023(a)	7,396	7,605
Affirm Asset Securitization Trust
Series 2020-A, Class A, 2.95%, 2/18/2025(a)	5,000	5,048
Series 2021-A, Class A, 0.88%, 8/15/2025(a)	3,500	3,506
American Credit Acceptance Receivables Trust
Series 2019-4, Class B, 2.43%, 10/12/2023(a)	3,382	3,389
Series 2018-1, Class D, 3.93%, 4/10/2024(a)	286	288
Series 2018-2, Class E, 5.16%, 9/10/2024(a)	750	781
Series 2018-3, Class E, 5.17%, 10/15/2024(a)	750	779

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-1, Class D, 3.81%, 4/14/2025(a)	7,000	7,222
Series 2019-1, Class E, 4.84%, 4/14/2025(a)	5,500	5,824
Series 2019-3, Class D, 2.89%, 9/12/2025(a)	913	938
Series 2019-3, Class E, 3.80%, 9/12/2025(a)	577	599
Series 2019-4, Class C, 2.69%, 12/12/2025(a)	4,010	4,069
Series 2019-4, Class D, 2.97%, 12/12/2025(a)	2,980	3,080
Series 2019-4, Class E, 3.85%, 12/12/2025(a)	3,340	3,460
Series 2020-1, Class C, 2.19%, 3/13/2026(a)	14,630	14,883
Series 2020-1, Class E, 3.32%, 3/13/2026(a)	5,000	5,165
Series 2020-3, Class C, 1.85%, 6/15/2026(a)	3,150	3,211
Series 2020-4, Class C, 1.31%, 12/14/2026(a)	3,510	3,549
Series 2020-4, Class D, 1.77%, 12/14/2026(a)	5,527	5,627
Series 2021-1, Class D, 1.14%, 3/15/2027(a)	5,614	5,616
Series 2021-1, Class E, 2.29%, 3/15/2027(a)	8,040	8,049
Series 2021-2, Class D, 1.34%, 7/13/2027(a)	8,400	8,399
AmeriCredit Automobile Receivables Trust
Series 2017-2, Class D, 3.42%, 4/18/2023	5,160	5,246
Series 2017-3, Class D, 3.18%, 7/18/2023	500	512
Series 2019-1, Class C, 3.36%, 2/18/2025	750	782
Series 2019-2, Class C, 2.74%, 4/18/2025	1,000	1,038
Series 2019-2, Class D, 2.99%, 6/18/2025	3,500	3,665
AMSR Trust Series 2021-SFR1, Class C, 2.35%, 6/17/2038(a)(k)	581	581
Apidos CLO (Cayman Islands)
Series 2016-24A, Class A1AL, 1.14%, 10/20/2030(a)(k)	18,000	17,996
Series 2019-31A, Class A1R, 1.25%, 4/15/2031(a)(k)	10,908	10,905
Aqua Finance Trust Series 2020-AA, Class A, 1.90%, 7/17/2046(a)	3,237	3,274
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 1.26%, 4/22/2031(a)(k)	14,050	14,046
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026(a)	4,730	4,968
Bain Capital Credit CLO Ltd. (Cayman Islands)
Series 2016-2A, Class ARR, 1.15%, 1/15/2029(a)(k)	11,711	11,708
Series 2017-1A, Class A1R, 1.13%, 7/20/2030(a)(k)	10,090	10,090
BCC Funding Corp. XVI LLC Series 2019-1A, Class A2, 2.46%, 8/20/2024(a)	8,062	8,174
Benefit Street Partners CLO Ltd. (Cayman Islands) Series 2013-IIA, Class A1R2, 1.05%, 7/15/2029(a)(k)	8,313	8,311
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035(a)	4,218	4,307
Series 2021-1A, Class A, 2.16%, 4/15/2036(a)	10,413	10,455
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands) Series 2015-1A, Class AR3, 1.13%, 7/20/2031(a)(k)	14,187	14,187
CarNow Auto Receivables Trust
Series 2021-1A, Class A, 0.97%, 10/15/2024(a)	1,458	1,459
Series 2021-1A, Class C, 2.16%, 2/17/2026(a)	2,154	2,166
CARS-DB4 LP
Series 2020-1A, Class A4, 3.19%, 2/15/2050(a)	1,498	1,549
Series 2020-1A, Class B1, 4.17%, 2/15/2050‡(a)	1,500	1,551
Carvana Auto Receivables Trust
Series 2019-4A, Class B, 2.53%, 7/15/2024(a)	7,550	7,677
Series 2019-4A, Class D, 3.07%, 7/15/2025(a)	1,821	1,898
Series 2020-N1A, Class D, 3.43%, 1/15/2026(a)	4,200	4,394
Cascade MH Asset Trust Series 2019-MH1, Class A, 4.00%, 11/25/2044(a)(k)	4,445	4,663
CF Hippolyta LLC
Series 2020-1, Class A1, 1.69%, 7/15/2060(a)	5,068	5,167
Series 2020-1, Class B1, 2.28%, 7/15/2060‡(a)	2,801	2,855
Series 2021-1A, Class B1, 1.98%, 3/15/2061‡(a)	2,380	2,400
CIFC Funding Ltd. (Cayman Islands)
Series 2012-2RA, Class A1, 0.99%, 1/20/2028(a)(k)	611	610
Series 2019-1A, Class AR, 1.29%, 4/20/2032(a)(k)	11,690	11,687

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CIG Auto Receivables Trust
Series 2019-1A, Class B, 3.59%, 8/15/2024(a)	3,675	3,742
Series 2020-1A, Class B, 1.55%, 1/13/2025(a)	9,500	9,591
Conn’s Receivables Funding LLC Series 2019-B, Class B, 3.62%, 6/17/2024‡(a)	1,265	1,270
Consumer Underlying Bond Securitization Series 2018-1, Class A, 4.79%, 2/17/2026(a)	4,344	4,404
CPS Auto Receivables Trust
Series 2016-B, Class D, 6.58%, 3/15/2022(a)	1,380	1,388
Series 2019-B, Class C, 3.35%, 1/15/2024(a)	4,575	4,616
Series 2020-A, Class B, 2.36%, 2/15/2024(a)	2,185	2,210
Series 2018-D, Class E, 5.82%, 6/16/2025(a)	12,215	13,002
Series 2019-D, Class D, 2.72%, 9/15/2025(a)	2,100	2,147
Series 2019-D, Class E, 3.86%, 10/15/2025(a)	5,000	5,165
Series 2020-A, Class C, 2.54%, 12/15/2025(a)	1,690	1,721
Series 2020-A, Class D, 2.90%, 12/15/2025(a)	5,500	5,675
Series 2020-A, Class E, 4.09%, 12/15/2025(a)	2,000	2,073
Series 2020-C, Class D, 2.41%, 11/16/2026(a)	3,500	3,617
Series 2021-A, Class D, 1.16%, 12/15/2026(a)	2,875	2,868
CPS Auto Trust
Series 2016-D, Class D, 4.53%, 1/17/2023(a)	33	33
Series 2018-C, Class D, 4.40%, 6/17/2024(a)	500	513
Credit Acceptance Auto Loan Trust
Series 2018-3A, Class B, 3.89%, 10/15/2027(a)	350	353
Series 2018-3A, Class C, 4.04%, 12/15/2027(a)	350	358
Series 2019-3A, Class A, 2.38%, 11/15/2028(a)	3,210	3,278
Series 2019-3A, Class B, 2.86%, 1/16/2029(a)	9,250	9,564
Series 2020-3A, Class B, 1.77%, 12/17/2029(a)	8,600	8,760
Series 2021-2A, Class B, 1.26%, 4/15/2030(a)	6,000	6,015
Series 2021-3A, Class A, 1.00%, 5/15/2030(a)	5,319	5,331
Series 2021-2A, Class C, 1.64%, 6/17/2030(a)	2,500	2,513
Series 2021-3A, Class B, 1.38%, 7/15/2030(a)	3,400	3,408
Series 2021-3A, Class C, 1.63%, 9/16/2030(a)	2,500	2,509
Crossroads Asset Trust Series 2021-A, Class A2, 0.82%, 3/20/2024(a)	2,134	2,137
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051(a)	9,333	9,433
Diamond Resorts Owner Trust Series 2021-1A, Class C, 2.70%, 11/21/2033(a)	1,176	1,195
Drive Auto Receivables Trust
Series 2019-3, Class B, 2.65%, 2/15/2024	797	801
Series 2018-3, Class D, 4.30%, 9/16/2024	445	456
Series 2019-3, Class C, 2.90%, 8/15/2025	1,000	1,021
Series 2019-4, Class C, 2.51%, 11/17/2025	2,000	2,033
Series 2018-4, Class D, 4.09%, 1/15/2026	500	514
Series 2019-2, Class D, 3.69%, 8/17/2026	500	521
Series 2019-3, Class D, 3.18%, 10/15/2026	3,000	3,130
Series 2019-4, Class D, 2.70%, 2/16/2027	5,000	5,164
Dryden 49 Senior Loan Fund (Cayman Islands) Series 2017-49A, Class AR, 1.14%, 7/18/2030(a)(k)	16,250	16,246
DT Auto Owner Trust
Series 2017-2A, Class E, 6.03%, 1/15/2024(a)	1,094	1,097
Series 2019-4A, Class B, 2.36%, 1/16/2024(a)	3,560	3,585
Series 2018-3A, Class D, 4.19%, 7/15/2024(a)	800	823
Series 2019-4A, Class C, 2.73%, 7/15/2025(a)	2,068	2,111
Series 2019-4A, Class D, 2.85%, 7/15/2025(a)	10,000	10,376
Series 2020-1A, Class C, 2.29%, 11/17/2025(a)	5,156	5,275
Series 2020-1A, Class D, 2.55%, 11/17/2025(a)	3,735	3,864
Series 2020-3A, Class D, 1.84%, 6/15/2026(a)	1,750	1,786
Series 2021-1A, Class D, 1.16%, 11/16/2026(a)	1,567	1,568
Series 2021-2A, Class D, 1.50%, 2/16/2027(a)	3,611	3,630
Series 2020-1A, Class E, 3.48%, 2/16/2027(a)	10,000	10,428
Exeter Automobile Receivables Trust
Series 2018-3A, Class C, 3.71%, 6/15/2023(a)	110	110
Series 2016-3A, Class D, 6.40%, 7/17/2023(a)	2,666	2,673
Series 2017-1A, Class D, 6.20%, 11/15/2023(a)	1,826	1,851
Series 2019-3A, Class C, 2.79%, 5/15/2024(a)	1,500	1,522
Series 2018-3A, Class E, 5.43%, 8/15/2024(a)	3,385	3,617

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-4A, Class C, 2.44%, 9/16/2024(a)	5,000	5,075
Series 2019-1A, Class D, 4.13%, 12/16/2024(a)	3,850	3,992
Series 2020-1A, Class C, 2.49%, 1/15/2025(a)	2,700	2,751
Series 2019-3A, Class D, 3.11%, 8/15/2025(a)	620	641
Series 2019-4A, Class D, 2.58%, 9/15/2025(a)	7,940	8,173
Series 2020-1A, Class D, 2.73%, 12/15/2025(a)	1,440	1,484
Series 2020-2A, Class D, 4.73%, 4/15/2026(a)	5,000	5,384
Series 2019-3A, Class E, 4.00%, 8/17/2026(a)	810	847
Series 2019-4A, Class E, 3.56%, 10/15/2026(a)	13,000	13,483
Series 2021-1A, Class D, 1.08%, 11/16/2026	5,391	5,374
Series 2021-2A, Class D, 1.40%, 4/15/2027	13,533	13,551
Fair Square Issuance Trust Series 2020-AA, Class A, 2.90%, 9/20/2024(a)	2,750	2,777
First Investors Auto Owner Trust
Series 2019-2A, Class B, 2.47%, 1/15/2025(a)	3,095	3,164
Series 2021-1A, Class C, 1.17%, 3/15/2027(a)	2,250	2,254
Flagship Credit Auto Trust
Series 2017-4, Class D, 3.58%, 1/15/2024(a)	300	309
Series 2019-4, Class B, 2.53%, 11/17/2025(a)	3,360	3,453
Series 2019-4, Class C, 2.77%, 12/15/2025(a)	2,480	2,575
Series 2020-1, Class C, 2.24%, 1/15/2026(a)	3,460	3,566
Series 2021-1, Class D, 1.27%, 3/15/2027(a)	4,150	4,118
Foundation Finance Trust Series 2021-1A, Class A, 1.27%, 5/15/2041(a)	19,560	19,605
FREED ABS Trust
Series 2018-2, Class B, 4.61%, 10/20/2025‡(a)	300	302
Series 2019-1, Class B, 3.87%, 6/18/2026‡(a)	349	352
Series 2019-2, Class A, 2.62%, 11/18/2026(a)	438	439
Series 2019-2, Class B, 3.19%, 11/18/2026‡(a)	6,410	6,499
Series 2019-2, Class C, 4.86%, 11/18/2026‡(a)	5,000	5,166
Series 2020-FP1, Class A, 2.52%, 3/18/2027(a)	2,319	2,333
Series 2020-2CP, Class B, 5.50%, 6/18/2027‡(a)	6,196	6,397
Series 2020-3FP, Class B, 4.18%, 9/20/2027‡(a)	10,000	10,178
Series 2021-1CP, Class B, 1.41%, 3/20/2028‡(a)	1,815	1,824
Galaxy CLO Ltd. (Cayman Islands) Series 2015-19A, Class A1RR, 1.13%, 7/24/2030(a)(k)	18,750	18,745
GLS Auto Receivables Issuer Trust
Series 2019-4A, Class A, 2.47%, 11/15/2023(a)	932	939
Series 2019-4A, Class B, 2.78%, 9/16/2024(a)	1,500	1,534
Series 2019-3A, Class C, 2.96%, 5/15/2025(a)	5,000	5,127
Series 2019-4A, Class C, 3.06%, 8/15/2025(a)	1,200	1,247
Series 2020-4A, Class D, 1.64%, 10/15/2026(a)	3,000	3,024
GLS Auto Receivables Trust
Series 2018-1A, Class B, 3.52%, 8/15/2023(a)	315	318
Series 2018-2A, Class C, 4.17%, 4/15/2024(a)	300	308
Goldentree Loan Management US CLO Ltd. (Cayman Islands) Series 2019-4A, Class AR, 1.26%, 4/24/2031(a)(k)	2,582	2,581
LCM LP (Cayman Islands) Series 14A, Class AR, 1.23%, 7/20/2031(a)(k)	5,900	5,909
LCM Ltd. (Cayman Islands) Series 24A, Class AR, 1.17%, 3/20/2030(a)(k)	8,359	8,357
LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028(a)	12,000	12,149
Lendmark Funding Trust
Series 2019-2A, Class A, 2.78%, 4/20/2028(a)	12,030	12,356
Series 2021-1A, Class B, 2.47%, 11/20/2031(a)	2,750	2,750
LL ABS Trust Series 2019-1A, Class A, 2.87%, 3/15/2027(a)	395	396
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036(a)	6,885	6,936
Marlette Funding Trust
Series 2019-4A, Class A, 2.39%, 12/17/2029(a)	2,456	2,470
Series 2020-1A, Class A, 2.24%, 3/15/2030(a)	600	601
ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049(a)	739	772
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A, 1.54%, 3/20/2026(a)	6,995	7,021
Series 2021-1A, Class B, 2.33%, 3/20/2026(a)	2,000	2,006

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-SD1, Class A, 0.89%, 8/25/2034‡(k)	443	434
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2020-37A, Class AR, 7/20/2031(a)(j)(k)	26,548	26,548
Newark BSL CLO 2 Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 1.15%, 7/25/2030(a)(k)	7,636	7,634
NMEF Funding LLC
Series 2021-A, Class A2, 0.81%, 12/15/2027(a)	8,813	8,819
Series 2021-A, Class B, 1.85%, 12/15/2027‡(a)	2,416	2,418
NRZ Excess Spread-Collateralized Notes Series 2021-FNT2, Class A, 3.23%, 5/25/2026(a)	16,440	16,449
Octagon Investment Partners 30 Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 1.19%, 3/17/2030(a)(k)	11,795	11,798
Oportun Funding X LLC Series 2018-C, Class B, 4.59%, 10/8/2024‡(a)	2,000	2,007
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028(a)	4,346	4,358
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031(a)	4,384	4,410
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027(a)	11,719	11,742
Series 2021-HG1, Class A, 1.22%, 1/16/2029(a)	19,000	18,998
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2020-1A, Class A1, 0.96%, 2/20/2028(a)(k)	1,053	1,049
Series 2021-2A, Class A1, 0.99%, 5/20/2029(a)(k)	19,800	19,795
Prestige Auto Receivables Trust
Series 2017-1A, Class E, 4.89%, 5/15/2024(a)	1,000	1,015
Series 2018-1A, Class C, 3.75%, 10/15/2024(a)	500	506
Series 2018-1A, Class D, 4.14%, 10/15/2024(a)	7,240	7,481
Progress Residential
Series 2021-SFR1, Class C, 1.56%, 4/17/2038‡(a)	3,000	2,953
Series 2021-SFR1, Class D, 1.81%, 4/17/2038‡(a)	3,171	3,114
Prosper Marketplace Issuance Trust Series 2019-4A, Class A, 2.48%, 2/17/2026(a)	405	406
Regional Management Issuance Trust
Series 2019-1, Class A, 3.05%, 11/15/2028(a)	8,182	8,299
Series 2021-1, Class A, 1.68%, 3/17/2031(a)	5,728	5,743
Santander Consumer Auto Receivables Trust Series 2021-AA, Class D, 1.57%, 1/15/2027(a)	1,500	1,502
Santander Drive Auto Receivables Trust
Series 2017-3, Class E, 4.97%, 1/15/2025	5,000	5,136
Series 2018-1, Class E, 4.37%, 5/15/2025(a)	5,000	5,120
Series 2018-4, Class D, 3.98%, 12/15/2025	500	517
Series 2020-3, Class C, 1.12%, 1/15/2026	1,970	1,989
Series 2020-2, Class D, 2.22%, 9/15/2026	6,175	6,362
Series 2021-1, Class D, 1.13%, 11/16/2026	6,475	6,467
Series 2020-4, Class D, 1.48%, 1/15/2027	1,785	1,805
Series 2021-2, Class D, 1.35%, 7/15/2027	8,000	8,012
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032(a)	14,400	15,221
Series 2019-A, Class D, 3.45%, 1/26/2032(a)	2,390	2,519
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037(a)	1,580	1,588
Series 2021-1A, Class C, 1.79%, 11/20/2037‡(a)	1,405	1,415
Small Business Lending Trust Series 2020-A, Class A, 2.62%, 12/15/2026(a)	1,144	1,148
SoFi Consumer Loan Program LLC
Series 2017-6, Class B, 3.52%, 11/25/2026‡(a)	161	163
Series 2017-6, Class C, 4.02%, 11/25/2026‡(a)	300	306
SoFi Professional Loan Program Trust Series 2020-A, Class A2FX, 2.54%, 5/15/2046(a)	2,625	2,719
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A, 2.56%, 11/25/2031(a)	2,167	2,298
United Airlines Pass-Through Trust Series 2019-1, Class AA, 4.15%, 8/25/2031	295	319
United Auto Credit Securitization Trust
Series 2020-1, Class C, 2.15%, 2/10/2025(a)	3,800	3,842
Series 2021-1, Class D, 1.14%, 6/10/2026(a)	13,000	13,033
Upstart Securitization Trust
Series 2019-2, Class A, 2.90%, 9/20/2029(a)	486	487
Series 2020-1, Class A, 2.32%, 4/22/2030(a)	3,845	3,874

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020-3, Class A, 1.70%, 11/20/2030(a)	5,949	5,995
Series 2021-1, Class A, 0.87%, 3/20/2031(a)	1,963	1,966
Series 2021-2, Class A, 0.91%, 6/20/2031(a)	4,091	4,096
Series 2021-2, Class B, 1.75%, 6/20/2031(a)	6,943	6,967
USASF Receivables LLC Series 2020-1A, Class A, 2.47%, 8/15/2023(a)	1,946	1,959
Vantage Data Centers Issuer LLC Series 2019-1A, Class A2, 3.19%, 7/15/2044(a)	688	715
Venture CLO Ltd. (Cayman Islands)
Series 2018-33A, Class A1LR, 1.24%, 7/15/2031(a)(k)	13,530	13,527
Series 2019-36A, Class A1AR, 4/20/2032(a)(j)(k)	11,936	11,937
Veros Automobile Receivables Trust Series 2020-1, Class A, 1.67%, 9/15/2023(a)	1,827	1,833
VOLT XCI LLC Series 2020-NPL7, Class A1, 3.10%, 11/25/2050‡(a)(h)	7,655	7,687
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051‡(a)(h)	11,963	11,963
Westgate Resorts LLC Series 2020-1A, Class A, 2.71%, 3/20/2034(a)	1,601	1,636
Westlake Automobile Receivables Trust
Series 2018-1A, Class E, 4.53%, 5/15/2023(a)	3,100	3,129
Series 2018-3A, Class D, 4.00%, 10/16/2023(a)	500	510
Series 2019-2A, Class C, 2.84%, 7/15/2024(a)	2,000	2,032
Series 2019-3A, Class C, 2.49%, 10/15/2024(a)	4,500	4,585
Series 2019-3A, Class D, 2.72%, 11/15/2024(a)	7,500	7,731
Series 2019-2A, Class D, 3.20%, 11/15/2024(a)	1,000	1,034
Series 2019-3A, Class E, 3.59%, 3/17/2025(a)	1,700	1,756
Series 2020-1A, Class D, 2.80%, 6/16/2025(a)	4,000	4,142
Series 2020-3A, Class D, 1.65%, 2/17/2026(a)	13,000	13,220
Series 2019-3A, Class F, 4.72%, 4/15/2026(a)	2,000	2,054

TOTAL ASSET-BACKED SECURITIES (Cost $1,069,480)		1,078,723

MORTGAGE-BACKED SECURITIES — 9.0%
FHLMC Gold Pools, 15 Year
Pool # J24740, 3.00%, 7/1/2028	64	68
Pool # G15655, 3.00%, 10/1/2028	163	173
Pool # G18528, 3.50%, 10/1/2029	4,110	4,402
Pool # G15890, 3.00%, 7/1/2031	4,467	4,742
FHLMC Gold Pools, 20 Year Pool # C91649, 3.00%, 4/1/2033	49	52
FHLMC Gold Pools, 30 Year Pool # G61879, 4.50%, 3/1/2047	311	342
FHLMC UMBS, 10 Year Pool # RD5053, 2.00%, 3/1/2031	25,611	26,628
FHLMC UMBS, 15 Year
Pool # ZS8594, 3.00%, 1/1/2031	2,045	2,168
Pool # ZS8598, 3.00%, 2/1/2031	2,176	2,308
Pool # SB0268, 3.00%, 5/1/2033	634	671
Pool # SB0041, 3.50%, 7/1/2034	4,249	4,601
FHLMC UMBS, 30 Year
Pool # ZS9524, 3.50%, 1/1/2044	15,938	17,316
Pool # SD0057, 3.50%, 5/1/2048	6,696	7,269
FNMA UMBS, 15 Year
Pool # BM4202, 3.50%, 12/1/2029	6,720	7,261
Pool # AL8153, 3.00%, 3/1/2031	4,567	4,845
Pool # AL9552, 3.50%, 8/1/2031	439	476
Pool # AS9697, 3.50%, 5/1/2032	156	168
Pool # CA0778, 3.00%, 11/1/2032	286	304
Pool # MA4329, 2.00%, 5/1/2036	169,780	175,525
Pool # MA4360, 2.00%, 6/1/2036	114,100	117,960
FNMA UMBS, 20 Year
Pool # MA1446, 3.50%, 5/1/2033	238	253
Pool # MA1527, 3.00%, 8/1/2033	152	161
Pool # MA1921, 3.50%, 6/1/2034	8,702	9,398
Pool # CA1791, 3.50%, 2/1/2038	14,762	15,901

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FNMA UMBS, 30 Year
Pool # AB1463, 4.00%, 9/1/2040	8,515	9,405
Pool # AL7453, 4.00%, 2/1/2045	6,146	6,859
Pool # AS7039, 4.50%, 4/1/2046	1,412	1,557
Pool # FM1719, 4.50%, 11/1/2046	15,832	17,631
Pool # CA3519, 4.50%, 5/1/2049	28,423	31,505
FNMA, Other
Pool # BF0125, 4.00%, 7/1/2056	13,172	14,684
Pool # BF0144, 3.50%, 10/1/2056	7,361	8,050
Pool # BF0184, 4.00%, 2/1/2057	4,194	4,675
Pool # BF0263, 3.50%, 5/1/2058	7,436	8,183
Pool # BF0381, 4.00%, 4/1/2059	3,979	4,433
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 1.50%, 6/25/2036(j)	49,890	50,496
TBA, 2.50%, 6/25/2036(j)	53,810	56,173
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 3.00%, 6/25/2051(j)	16,580	17,316
GNMA II, 30 Year
Pool # MA6038, 3.00%, 7/20/2049	2,105	2,204
Pool # MA6089, 3.00%, 8/20/2049	2,105	2,197
Pool # MA6153, 3.00%, 9/20/2049	6,099	6,402
Pool # MA6283, 3.00%, 11/20/2049	12,572	13,110
Pool # MA6409, 3.00%, 1/20/2050	3,380	3,545
Pool # MA7257, 3.50%, 3/20/2051	15,817	16,766
Pool # MA7312, 2.50%, 4/20/2051	29,644	30,757
GNMA II, Single Family, 30 Year TBA, 3.00%, 6/15/2051(j)	31,810	33,184

TOTAL MORTGAGE-BACKED SECURITIES (Cost $735,837)		742,124

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.2%
Ashford Hospitality Trust Series 2018-KEYS, Class B, 1.55%, 6/15/2035‡(a)(k)	600	600
BANK Series 2020-BN30, Class XA, IO, 1.34%, 12/15/2053(k)	84,641	8,231
Barclays Commercial Mortgage Trust Series 2019-C5, Class XA, IO, 0.89%, 11/15/2052(k)	112,162	6,319
BHMS Series 2018-ATLS, Class A, 1.35%, 7/15/2035(a)(k)	500	500
BX
Series 2021-MFM1, Class D, 1.60%, 1/15/2034‡(a)(k)	2,000	2,000
Series 2021-MFM1, Class E, 2.35%, 1/15/2034‡(a)(k)	2,546	2,545
BX Commercial Mortgage Trust
Series 2018-IND, Class E, 1.80%, 11/15/2035‡(a)(k)	1,435	1,435
Series 2020-BXLP, Class C, 1.22%, 12/15/2036‡(a)(k)	5,130	5,130
Series 2020-BXLP, Class D, 1.35%, 12/15/2036‡(a)(k)	3,645	3,645
Series 2020-BXLP, Class F, 2.10%, 12/15/2036‡(a)(k)	7,360	7,361
BX Trust Series 2019-CALM, Class E, 2.10%, 11/15/2032‡(a)(k)	3,750	3,749
BXMT Ltd. (Cayman Islands)
Series 2021-FL4, Class A, 1.15%, 5/15/2038(a)(k)	3,000	3,000
Series 2021-FL4, Class C, 1.85%, 5/15/2038‡(a)(k)	1,750	1,750
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class E, 2.25%, 12/15/2037‡(a)(k)	200	200
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class D, 4.74%, 1/10/2036‡(a)(k)	400	425
Series 2019-PRM, Class C, 3.90%, 5/10/2036‡(a)	1,750	1,836
Series 2019-PRM, Class D, 4.35%, 5/10/2036‡(a)	2,144	2,234
Series 2019-PRM, Class E, 4.73%, 5/10/2036‡(a)(k)	1,000	1,032
Series 2014-GC19, Class D, 5.09%, 3/10/2047(a)(k)	9,750	10,481
Series 2014-GC23, Class C, 4.43%, 7/10/2047‡(k)	10,000	10,732
Series 2015-GC27, Class B, 3.77%, 2/10/2048‡	3,900	4,174
Series 2015-GC27, Class C, 4.42%, 2/10/2048‡(k)	10,337	11,050
Series 2015-GC31, Class C, 4.05%, 6/10/2048‡(k)	530	558
Series 2015-P1, Class D, 3.23%, 9/15/2048‡(a)	2,000	1,805
Series 2016-C1, Class D, 4.95%, 5/10/2049(a)(k)	6,116	6,302
Series 2015-GC33, Class B, 4.57%, 9/10/2058‡(k)	3,500	3,869
COMM Mortgage Trust
Series 2014-UBS5, Class C, 4.60%, 9/10/2047(k)	2,750	2,871

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2015-CR26, Class B, 4.48%, 10/10/2048‡(k)	2,550	2,828
Series 2015-PC1, Class B, 4.32%, 7/10/2050(k)	8,150	8,921
Commercial Mortgage Trust
Series 2015-3BP, Class B, 3.24%, 2/10/2035‡(a)(k)	7,185	7,603
Series 2020-CBM, Class D, 3.63%, 2/10/2037‡(a)(k)	10,000	9,765
Series 2020-CBM, Class E, 3.63%, 2/10/2037‡(a)(k)	10,000	9,601
Series 2014-CR14, Class B, 4.62%, 2/10/2047‡(k)	4,523	4,885
Series 2014-UBS2, Class D, 5.00%, 3/10/2047‡(a)(k)	1,500	1,508
Series 2014-UBS3, Class B, 4.31%, 6/10/2047‡	2,000	2,153
Series 2014-CR19, Class D, 4.71%, 8/10/2047‡(a)(k)	3,291	3,267
Series 2014-CR20, Class D, 3.22%, 11/10/2047‡(a)	4,000	3,390
Series 2014-CR20, Class C, 4.50%, 11/10/2047(k)	1,000	1,044
Series 2014-CR21, Class D, 3.92%, 12/10/2047‡(a)(k)	4,000	3,270
Series 2015-CR23, Class D, 4.29%, 5/10/2048‡(k)	2,000	2,031
Series 2015-LC21, Class D, 4.33%, 7/10/2048‡(k)	1,000	975
Series 2015-CR25, Class B, 4.53%, 8/10/2048‡(k)	5,899	6,531
Series 2019-GC44, Class XA, IO, 0.65%, 8/15/2057(k)	66,616	2,757
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B, 1.33%, 5/15/2036‡(a)(k)	1,200	1,201
CSAIL Commercial Mortgage Trust Series 2015-C2, Class B, 4.21%, 6/15/2057‡(k)	3,250	3,399
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 2.01%, 1/25/2051(a)(k)	952	960
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K018, Class X1, IO, 1.22%, 1/25/2022(k)	4,573	15
Series K027, Class X1, IO, 0.73%, 1/25/2023(k)	10,323	101
Series K034, Class X1, IO, 0.08%, 7/25/2023(k)	160,747	319
Series K033, Class X1, IO, 0.29%, 7/25/2023(k)	50,313	271
Series KC03, Class X1, IO, 0.49%, 11/25/2024(k)	58,437	861
Series KC06, Class X1, IO, 0.90%, 6/25/2026(k)	38,000	1,160
Series K734, Class X3, IO, 2.17%, 7/25/2026(k)	40,000	3,732
Series KC05, Class X1, IO, 1.20%, 6/25/2027(k)	28,913	1,495
Series K068, Class X1, IO, 0.43%, 8/25/2027(k)	242,567	6,111
Series K739, Class X1, IO, 1.29%, 9/25/2027(k)	67,023	4,564
Series K078, Class X1, IO, 0.09%, 6/25/2028(k)	49,738	427
Series K082, Class X3, IO, 2.21%, 10/25/2028(k)	8,700	1,215
Series K096, Class X3, IO, 2.04%, 7/25/2029(k)	48,000	6,744
Series K090, Class X3, IO, 2.31%, 10/25/2029(k)	32,598	5,151
Series K112, Class X1, IO, 1.43%, 5/25/2030(k)	24,986	2,797
Series K114, Class X1, IO, 1.12%, 6/25/2030(k)	66,427	5,877
Series K105, Class X3, IO, 1.92%, 6/25/2030(k)	40,058	5,790
Series K723, Class X3, IO, 1.92%, 10/25/2034(k)	7,410	302
Series K-1516, Class X1, IO, 1.51%, 5/25/2035(k)	34,927	5,759
Series Q012, Class X, IO, 4.21%, 9/25/2035(k)	14,614	3,470
Series K025, Class X3, IO, 1.75%, 11/25/2040(k)	3,360	80
Series K028, Class X3, IO, 1.66%, 6/25/2041(k)	145,000	4,523
Series K721, Class X3, IO, 1.29%, 11/25/2042(k)	6,071	101
Series K054, Class X3, IO, 1.60%, 4/25/2043(k)	3,700	251
Series K068, Class X3, IO, 2.06%, 10/25/2044(k)	3,368	383
Series K059, Class X3, IO, 1.92%, 11/25/2044(k)	5,700	525
Series K061, Class X3, IO, 1.97%, 12/25/2044(k)	2,775	271
Series K070, Class X3, IO, 2.04%, 12/25/2044(k)	16,537	1,924
Series K072, Class X3, IO, 2.14%, 12/25/2045(k)	1,200	147
Series K087, Class X3, IO, 2.32%, 1/25/2046(k)	14,050	2,113
Series K097, Class X3, IO, 2.02%, 9/25/2046(k)	20,477	2,910
Series K103, Class X3, IO, 1.85%, 12/25/2046(k)	44,892	5,965
Series K104, Class X3, IO, 1.90%, 2/25/2047(k)	25,300	3,537
Series K088, Class X3, IO, 2.35%, 2/25/2047(k)	10,500	1,651
Series K735, Class X3, IO, 2.15%, 5/25/2047(k)	40,532	3,882
Series K093, Class X3, IO, 2.21%, 5/25/2047(k)	50,000	7,520

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series K092, Class X3, IO, 2.25%, 5/25/2047(k)	39,434	6,092
Series K095, Class X3, IO, 2.10%, 8/25/2047(k)	25,000	3,668
Series K736, Class X3, IO, 2.01%, 9/25/2047(k)	50,000	4,614
Series K099, Class X3, IO, 1.95%, 10/25/2047(k)	13,745	1,884
Series K111, Class X3, IO, 3.18%, 4/25/2048(k)	15,644	3,775
Series K110, Class X3, IO, 3.40%, 6/25/2048(k)	15,544	3,951
Series K112, Class X3, IO, 3.00%, 7/25/2048(k)	8,600	1,962
Series K114, Class X3, IO, 2.74%, 8/25/2048(k)	10,750	2,201
Series K119, Class X3, IO, 2.73%, 9/25/2048(k)	24,710	5,241
Series K115, Class X3, IO, 2.96%, 9/25/2048(k)	21,273	4,758
Series K125, Class X3, IO, 2.65%, 2/25/2049(k)	15,690	3,313
FNMA ACES
Series 2020-M10, Class X1, IO, 1.80%, 12/25/2030(k)	49,803	6,775
Series 2019-M21, Class X2, IO, 1.34%, 2/25/2031(k)	34,550	3,507
FNMA, Multi-Family REMIC Trust Series 2020-M37, Class X, IO, 1.13%, 4/25/2032(k)	82,663	6,588
FREMF Series 2018-KF46, Class B, 2.06%, 3/25/2028(a)(k)	275	266
FREMF Mortgage Trust
Series 2017-K727, Class C, 3.74%, 7/25/2024(a)(k)	2,000	2,123
Series 2017-KF36, Class B, 2.76%, 8/25/2024(a)(k)	2,957	2,957
Series 2017-KF34, Class B, 2.81%, 8/25/2024(a)(k)	3,689	3,689
Series 2017-KF38, Class B, 2.61%, 9/25/2024(a)(k)	120	120
Series 2017-KF39, Class B, 2.61%, 11/25/2024(a)(k)	140	140
Series 2018-KF42, Class B, 2.31%, 12/25/2024(a)(k)	1,419	1,416
Series 2018-KF53, Class B, 2.16%, 10/25/2025(k)	773	767
Series 2019-KC03, Class B, 4.37%, 1/25/2026(a)(k)	5,000	5,171
Series 2019-KF60, Class B, 2.46%, 2/25/2026(a)(k)	2,926	2,930
Series 2019-KF62, Class B, 2.16%, 4/25/2026(a)(k)	833	827
Series 2019-KC06, Class B, 3.82%, 9/25/2026(a)(k)	7,600	7,419
Series 2018-KSW4, Class B, 2.56%, 10/25/2028(k)	7,243	7,244
Series 2011-K15, Class B, 4.97%, 8/25/2044(a)(k)	135	135
Series 2012-K17, Class B, 4.32%, 12/25/2044(a)(k)	280	285
Series 2012-K18, Class B, 4.17%, 1/25/2045(a)(k)	385	393
Series 2012-K19, Class B, 4.02%, 5/25/2045(a)(k)	300	308
Series 2012-K21, Class B, 3.93%, 7/25/2045(a)(k)	530	548
Series 2013-K26, Class B, 3.60%, 12/25/2045(a)(k)	6,500	6,780
Series 2013-K31, Class C, 3.63%, 7/25/2046(a)(k)	3,000	3,146
Series 2013-K34, Class B, 3.73%, 9/25/2046(a)(k)	1,000	1,062
Series 2014-K716, Class B, 3.77%, 8/25/2047(a)(k)	250	250
Series 2014-K40, Class C, 4.07%, 11/25/2047(a)(k)	2,000	2,165
Series 2015-K49, Class B, 3.72%, 10/25/2048(a)(k)	5,282	5,764
Series 2015-K51, Class C, 3.95%, 10/25/2048(a)(k)	4,955	5,312
Series 2017-K726, Class C, 3.98%, 7/25/2049(a)(k)	2,300	2,453
Series 2017-K729, Class B, 3.67%, 11/25/2049(a)(k)	200	216
Series 2017-K729, Class C, 3.67%, 11/25/2049(a)(k)	3,000	3,190
Series 2017-K62, Class C, 3.87%, 1/25/2050(a)(k)	5,081	5,454
Series 2018-K730, Class C, 3.80%, 2/25/2050(a)(k)	3,000	3,206
Series 2017-K728, Class B, 3.65%, 11/25/2050(a)(k)	1,825	1,964
GB Trust
Series 2020-FLIX, Class A, 1.22%, 8/15/2037(a)(k)	5,100	5,119
Series 2020-FLIX, Class B, 1.45%, 8/15/2037‡(a)(k)	1,520	1,521
Series 2020-FLIX, Class C, 1.70%, 8/15/2037‡(a)(k)	2,000	2,003
GNMA
Series 2015-115, IO, 0.48%, 7/16/2057(k)	2,111	65
Series 2017-54, IO, 0.59%, 12/16/2058(k)	13,224	625
Series 2017-23, IO, 0.63%, 5/16/2059(k)	1,956	93
GS Mortgage Securities Corp. II Series 2013-GC10, Class C, 4.29%, 2/10/2046‡(a)(k)	3,291	3,404
GS Mortgage Securities Trust
Series 2013-GC12, Class E, 3.25%, 6/10/2046‡(a)	2,000	1,602
Series 2013-GC12, Class D, 4.45%, 6/10/2046‡(a)(k)	2,000	1,844
Series 2015-GC34, Class D, 2.98%, 10/10/2048‡	1,500	1,223
Series 2016-GS3, Class C, 4.00%, 10/10/2049‡(k)	4,085	4,123

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017-GS5, Class D, 3.51%, 3/10/2050(a)(k)	2,250	2,201
Series 2015-GC30, Class C, 4.07%, 5/10/2050‡(k)	3,695	3,873
Series 2020-GSA2, Class XA, IO, 1.74%, 12/12/2053(a)(k)	39,921	5,155
Independence Plaza Trust
Series 2018-INDP, Class A, 3.76%, 7/10/2035(a)	10,950	11,650
Series 2018-INDP, Class C, 4.16%, 7/10/2035‡(a)	17,650	18,549
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class C, 4.67%, 4/15/2047‡(k)	2,000	2,127
Series 2015-C30, Class C, 4.27%, 7/15/2048‡(k)	7,732	8,212
Series 2015-C31, Class B, 4.62%, 8/15/2048‡(k)	4,410	4,879
Series 2015-C31, Class C, 4.62%, 8/15/2048‡(k)	3,360	3,606
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class E, 4.23%, 1/15/2049‡(a)(k)	2,320	1,975
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class C, 1.10%, 12/15/2037‡(a)(k)	1,500	1,499
Series 2021-KDIP, Class D, 1.35%, 12/15/2037‡(a)(k)	1,100	1,099
Series 2021-KDIP, Class E, 1.65%, 12/15/2037‡(a)(k)	1,000	997
KNDL Mortgage Trust Series 2019-KNSQ, Class A, 0.90%, 5/15/2036(a)(k)	950	951
LB-UBS Commercial Mortgage Trust Series 2007-C6, Class AJ, 6.23%, 7/15/2040(k)	56	56
Life Mortgage Trust
Series 2021-BMR, Class A, 0.80%, 3/15/2038(a)(k)	10,000	10,006
Series 2021-BMR, Class C, 1.20%, 3/15/2038‡(a)(k)	2,805	2,809
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, 0.90%, 4/15/2038(a)(k)	10,000	10,003
Series 2021-MHC, Class D, 1.70%, 4/15/2038‡(a)(k)	2,250	2,251
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class D, 5.05%, 2/15/2047(a)(k)	1,627	1,709
Series 2014-C15, Class C, 4.90%, 4/15/2047(k)	300	322
Series 2014-C17, Class C, 4.48%, 8/15/2047‡(k)	5,411	5,788
Series 2014-C17, Class D, 4.72%, 8/15/2047‡(a)(k)	2,000	1,923
Series 2014-C18, Class B, 4.48%, 10/15/2047‡(k)	12,000	13,037
Series 2014-C18, Class C, 4.52%, 10/15/2047‡(k)	4,366	4,573
Series 2015-C20, Class C, 4.46%, 2/15/2048‡(k)	5,400	5,695
Series 2015-C24, Class C, 4.34%, 5/15/2048‡(k)	2,060	2,188
Series 2016-C31, Class B, 3.88%, 11/15/2049(k)	2,577	2,769
Series 2015-C23, Class D, 4.14%, 7/15/2050(a)(k)	2,000	2,030
Morgan Stanley Capital I Trust
Series 2018-SUN, Class B, 1.30%, 7/15/2035‡(a)(k)	250	250
Series 2015-MS1, Class B, 4.03%, 5/15/2048‡(k)	5,450	5,896
Series 2015-UBS8, Class B, 4.31%, 12/15/2048‡(k)	2,000	2,069
Series 2020-HR8, Class XA, IO, 1.85%, 7/15/2053(k)	21,257	2,941
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036(a)	6,960	7,284
Series 2019-PARK, Class B, 2.72%, 12/15/2036‡(a)	6,000	6,223
Series 2019-PARK, Class D, 2.72%, 12/15/2036‡(a)	10,000	10,096
Series 2019-PARK, Class E, 2.72%, 12/15/2036‡(a)	7,500	7,491
MSCG Trust Series 2018-SELF, Class A, 1.00%, 10/15/2037(a)(k)	9,800	9,809
Multi-Family Connecticut Avenue Securities Trust Series 2019-01, Class M7, 1.79%, 10/15/2049‡(a)(k)	4,668	4,650
Nationslink Funding Corp. Commercial Loan Pass-Through Certificates Series 1999-LTL1, Class E, 5.00%, 1/22/2026‡(a)	105	105
PFP Ltd. (Cayman Islands) Series 2021-7, Class C, 1.75%, 4/14/2038‡(a)(k)	3,334	3,325
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048‡	275	290
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048(a)(k)	2,205	2,317
Series 2021-1, Class A, 1.40%, 5/25/2051(a)(k)	5,173	5,179
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A, 1.25%, 2/15/2040(a)(k)	10,497	10,530
Series 2015-C27, Class C, 3.89%, 2/15/2048‡	2,500	2,522
Series 2015-C29, Class C, 4.21%, 6/15/2048‡(k)	3,750	4,040
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class B, 3.71%, 3/15/2045‡(k)	150	154

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2013-C12, Class B, 3.86%, 3/15/2048(k)	150	156
Series 2014-C22, Class C, 3.76%, 9/15/2057(k)	13,583	14,344
Series 2014-C22, Class D, 3.90%, 9/15/2057‡(a)(k)	1,000	896
Series 2014-C22, Class B, 4.37%, 9/15/2057‡(k)	8,000	8,673

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $668,402)		670,690

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.1%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	227	227
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	176	179
Angel Oak Mortgage Trust
Series 2019-5, Class A1, 2.59%, 10/25/2049(a)(k)	2,550	2,563
Series 2019-5, Class A3, 2.92%, 10/25/2049(a)(k)	2,040	2,052
Series 2019-5, Class B1, 3.96%, 10/25/2049‡(a)(k)	1,060	1,069
Series 2019-3, Class A1, 2.93%, 5/25/2059(a)(k)	677	681
Series 2019-3, Class B1, 4.10%, 5/25/2059(a)(k)	1,000	1,009
Angel Oak Mortgage Trust I LLC
Series 2018-2, Class A1, 3.67%, 7/27/2048(a)(k)	103	104
Series 2018-2, Class B1, 4.89%, 7/27/2048‡(a)(k)	4,000	4,078
Series 2018-3, Class B1, 5.04%, 9/25/2048‡(a)(k)	4,000	4,100
ANTLR Mortgage Trust Series 2021-RTL1, Class A1, 2.12%, 11/25/2024(a)(k)	7,538	7,538
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.80%, 1/25/2049(a)(k)	202	207
Series 2019-2, Class A3, 3.80%, 4/25/2049(a)(k)	517	526
CFMT LLC
Series 2021-HB5, Class M1, 1.37%, 2/25/2031‡(a)(k)	2,550	2,546
Series 2021-HB5, Class M2, 1.85%, 2/25/2031‡(a)(k)	3,000	2,994
CHL Mortgage Pass-Through Trust
Series 2005-J2, Class 3A8, 5.50%, 8/25/2035	618	486
Series 2006-HYB2, Class 2A1B, 2.86%, 4/20/2036(k)	127	121
CIM Trust
Series 2019-INV2, Class A11, 1.06%, 5/25/2049‡(a)(k)	247	247
Series 2019-INV3, Class A11, 1.06%, 8/25/2049(a)(k)	1,949	1,950
Citigroup Mortgage Loan Trust
Series 2019-IMC1, Class A1, 2.72%, 7/25/2049(a)(k)	525	533
Series 2019-IMC1, Class A3, 3.03%, 7/25/2049(a)(k)	496	503
Series 2019-IMC1, Class B1, 3.97%, 7/25/2049(a)(k)	410	416
COLT Mortgage Loan Trust
Series 2019-3, Class A1, 2.76%, 8/25/2049(a)(k)	272	272
Series 2019-4, Class A1, 2.58%, 11/25/2049(a)(k)	866	871
Series 2019-4, Class A2, 2.84%, 11/25/2049(a)(k)	760	764
Series 2019-4, Class A3, 2.99%, 11/25/2049(a)(k)	1,140	1,145
Connecticut Avenue Securities Trust
Series 2019-R02, Class 1M2, 2.39%, 8/25/2031‡(a)(k)	2,849	2,871
Series 2019-R04, Class 2M2, 2.19%, 6/25/2039‡(a)(k)	2,472	2,474
Series 2019-R05, Class 1M2, 2.09%, 7/25/2039‡(a)(k)	514	517
Series 2019-R06, Class 2M2, 2.19%, 9/25/2039‡(a)(k)	4,849	4,864
Series 2019-R07, Class 1M2, 2.19%, 10/25/2039‡(a)(k)	1,622	1,629
Series 2020-R01, Class 1M2, 2.14%, 1/25/2040‡(a)(k)	627	630
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9, Class 1A2, 5.25%, 10/25/2035	1,214	1,219
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060(a)(k)	6,938	6,937
Deephaven Residential Mortgage Trust
Series 2019-4A, Class A3, 3.05%, 10/25/2059(a)(k)	1,460	1,471
Series 2019-4A, Class B1, 3.99%, 10/25/2059(a)(k)	2,620	2,638
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-3, Class 2A1, 0.84%, 10/25/2047(k)	864	808
FHLMC Employees Pension Plan 0.09%, 10/25/2032(k)	7,505	7,445
FHLMC STACR REMIC Trust
Series 2020-DNA6, Class M1, 0.91%, 12/25/2050(a)(k)	2,050	2,051
Series 2021-DNA1, Class M1, 0.66%, 1/25/2051(a)(k)	6,954	6,954
FHLMC Structured Agency Credit Risk Debt Notes
Series 2015-DNA1, Class M3, 3.39%, 10/25/2027(k)	578	586
Series 2017-DNA3, Class M1, 0.84%, 3/25/2030(k)	26	26

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017-DNA3, Class M2, 2.59%, 3/25/2030(k)	250	255
Series 2018-HQA1, Class M2, 2.39%, 9/25/2030(k)	311	314
Series 2021-DNA2, Class M1, 0.81%, 8/25/2033(a)(k)	6,750	6,755
FHLMC, REMIC
Series 3806, Class L, 3.50%, 2/15/2026	4,380	4,627
Series 4533, Class KA, 3.00%, 11/15/2026	449	474
Series 3703, Class DY, 4.00%, 8/15/2030	172	184
Series 3036, Class NE, 5.00%, 9/15/2035	148	169
Series 3294, Class NE, 5.50%, 3/15/2037	289	339
Series 4284, Class EJ, 3.00%, 10/15/2038	37	37
Series 3820, Class GJ, 3.50%, 12/15/2039	66	68
Series 3904, Class EC, 2.00%, 8/15/2040	4	4
Series 3966, Class AG, 3.00%, 10/15/2040	633	648
Series 4091, Class TA, 3.00%, 5/15/2041	102	107
Series 4467, Class AB, 3.00%, 7/15/2041	152	153
Series 4048, Class CA, 2.00%, 9/15/2041	229	236
Series 4012, Class GS, IF, IO, 6.40%, 3/15/2042(k)	6,921	1,408
Series 4661, Class HA, 3.00%, 5/15/2043	1,151	1,181
Series 4239, Class LD, 3.00%, 8/15/2043	100	107
Series 4480, Class QA, 3.00%, 11/15/2043	118	124
Series 4711, Class HA, 3.00%, 12/15/2043	59	61
Series 4466, Class NL, 3.50%, 12/15/2043	2,614	2,753
Series 4338, Class SA, IF, IO, 5.90%, 5/15/2044(k)	7,702	1,455
Series 4623, Class EB, 2.50%, 12/15/2044	226	235
Series 4477, Class SA, IF, IO, 6.05%, 5/15/2045(k)	6,404	1,342
Series 4505, Class SA, IF, IO, 6.05%, 8/15/2045(k)	5,555	1,310
Series 4843, Class PH, 4.00%, 7/15/2046	1,058	1,070
Series 4681, Class SD, IF, IO, 6.05%, 5/15/2047(k)	513	119
Series 4924, Class YP, 3.00%, 2/25/2049	4,931	5,208
Series 4906, Class QS, IF, IO, 5.96%, 9/25/2049(k)	6,897	1,386
Series 4925, Class SA, IF, IO, 5.96%, 10/25/2049(k)	7,213	1,394
Series 4925, Class SH, IF, IO, 6.01%, 10/25/2049(k)	12,306	2,692
Series 4937, Class MS, IF, IO, 5.96%, 12/25/2049(k)	22,577	4,277
Series 4954, Class SB, IF, IO, 5.96%, 2/25/2050(k)	12,158	2,562
Series 4954, Class SY, IF, IO, 5.96%, 2/25/2050(k)	12,670	2,519
Series 5021, Class MI, IO, 3.00%, 10/25/2050	35,060	5,730
Series 4632, Class MA, 4.00%, 8/15/2054	9,567	10,228
Series 4634, Class MD, 5.00%, 11/15/2054	19,593	21,112
Series 4630, Class MA, 4.00%, 1/15/2055	17,792	18,874
Series 4839, Class WS, IF, IO, 6.00%, 8/15/2056(k)	17,604	4,095
FHLMC, STRIPS
Series 306, Class 250, 2.50%, 5/15/2028	120	123
Series 267, Class S5, IF, IO, 5.90%, 8/15/2042(k)	5,790	1,090
Series 342, Class S7, IF, IO, 6.01%, 2/15/2045(k)	2,490	604
FNMA, Connecticut Avenue Securities
Series 2017-C07, Class 2M2, 2.59%, 5/25/2030(k)	4,102	4,162
Series 2018-C01, Class 1M2, 2.34%, 7/25/2030(k)	2,155	2,174
Series 2018-C02, Class 2M2, 2.29%, 8/25/2030(k)	2,578	2,613
Series 2018-C05, Class 1M2, 2.44%, 1/25/2031(k)	6,943	7,027
FNMA, REMIC
Series 2013-40, Class VA, 3.50%, 5/25/2026	816	851
Series 2017-41, Class MV, 4.00%, 8/25/2028	2,069	2,286
Series 2014-3, Class AM, 2.50%, 1/25/2032	873	892
Series 2013-67, Class VB, 4.00%, 6/25/2032	400	409
Series 2014-12, Class ED, 2.50%, 12/25/2032	805	829
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	1,539	161
Series 2015-80, Class CA, 3.00%, 4/25/2040	62	62
Series 2014-84, Class KA, 3.00%, 11/25/2040	272	276
Series 2013-81, Class AE, 3.50%, 2/25/2041	589	615
Series 2016-11, Class LA, 3.50%, 5/25/2042	1,384	1,430
Series 2015-2, Class PA, 2.25%, 3/25/2044	124	128

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2015-27, Class HA, 3.00%, 3/25/2044	5,358	5,603
Series 2014-75, Class JA, 3.00%, 10/25/2044	339	359
Series 2016-63, Class JA, 2.50%, 12/25/2044	340	356
Series 2017-14, Class DA, 3.00%, 2/25/2045	656	682
Series 2015-54, Class FA, 0.44%, 7/25/2045(k)	86	86
Series 2015-85, Class SA, IF, IO, 5.53%, 11/25/2045(k)	5,440	1,093
Series 2016-40, Class FA, 0.74%, 7/25/2046(k)	26	26
Series 2016-74, Class GS, IF, IO, 5.91%, 10/25/2046(k)	2,557	615
Series 2017-13, Class AS, IF, IO, 5.96%, 2/25/2047(k)	620	142
Series 2017-31, Class SG, IF, IO, 6.01%, 5/25/2047(k)	13,801	2,846
Series 2017-47, Class ST, IF, IO, 6.01%, 6/25/2047(k)	615	146
Series 2017-69, Class SH, IF, IO, 6.11%, 9/25/2047(k)	545	122
Series 2019-17, Class GB, 4.00%, 10/25/2047	1,244	1,335
Series 2018-27, Class SE, IF, IO, 6.11%, 5/25/2048(k)	1,214	267
Series 2019-31, Class S, IF, IO, 5.96%, 7/25/2049(k)	6,768	1,281
Series 2019-42, Class SK, IF, IO, 5.96%, 8/25/2049(k)	5,839	1,093
Series 2016-98, Class A, 4.00%, 6/25/2050	19,817	20,964
Series 2016-98, Class DA, 4.00%, 12/25/2051	27,429	29,708
Series 2017-46, Class LB, 3.50%, 12/25/2052	428	445
Series 2017-49, Class JD, 3.50%, 7/25/2053	1,476	1,528
Series 2017-49, Class JA, 4.00%, 7/25/2053	1,384	1,446
Series 2017-96, Class KA, 3.00%, 1/25/2055	574	605
FWDSecuritization Trust
Series 2019-INV1, Class A3, 3.11%, 6/25/2049(a)(k)	565	579
Series 2019-INV1, Class M1, 3.48%, 6/25/2049‡(a)(k)	500	511
GCAT LLC
Series 2019-NQM1, Class M1, 3.85%, 2/25/2059(a)(k)	500	500
GCAT Trust
Series 2019-NQM2, Class A1, 2.86%, 9/25/2059(a)(h)	1,542	1,554
Series 2019-NQM2, Class A3, 3.16%, 9/25/2059(a)(h)	2,456	2,469
Series 2019-NQM2, Class B1, 4.01%, 9/25/2059‡(a)(k)	2,000	2,056
GNMA
Series 2013-180, Class VM, 3.00%, 8/16/2036	222	223
Series 2010-101, Class LE, 3.00%, 8/20/2039	5	5
Series 2010-166, Class SD, IF, IO, 5.92%, 12/20/2040(k)	896	219
Series 2012-39, Class MI, IO, 4.00%, 3/16/2042	410	71
Series 2015-123, Class SE, IF, IO, 5.62%, 9/20/2045(k)	7,196	1,247
Series 2016-108, Class SM, IF, IO, 6.00%, 8/20/2046(k)	1,129	242
Series 2016-146, Class NS, IF, IO, 6.00%, 10/20/2046(k)	1,462	345
Series 2017-80, Class AS, IF, IO, 6.10%, 5/20/2047(k)	1,232	236
Series 2017-93, Class SE, IF, IO, 6.10%, 6/20/2047(k)	1,375	271
Series 2017-163, Class PA, 3.00%, 7/20/2047	10,479	11,129
Series 2017-117, Class SB, IF, IO, 6.10%, 8/20/2047(k)	936	220
Series 2017-134, Class SD, IF, IO, 6.10%, 9/20/2047(k)	1,325	287
Series 2017-155, Class KS, IF, IO, 6.10%, 10/20/2047(k)	1,332	248
Series 2017-163, Class HS, IF, IO, 6.10%, 11/20/2047(k)	5,714	1,069
Series 2017-180, Class SD, IF, IO, 6.10%, 12/20/2047(k)	1,353	243
Series 2018-36, Class SG, IF, IO, 6.08%, 3/20/2048(k)	1,273	279
Series 2018-46, Class AS, IF, IO, 6.10%, 3/20/2048(k)	6,876	1,449
Series 2018-139, Class SB, IF, IO, 6.05%, 10/20/2048(k)	10,308	2,154
Series 2019-71, Class SK, IF, IO, 6.05%, 6/20/2049(k)	6,270	1,137
Series 2019-115, Class SW, IF, IO, 6.00%, 9/20/2049(k)	17,478	2,974
Series 2019-117, Class SA, IF, IO, 6.00%, 9/20/2049(k)	10,721	2,173
Homeward Opportunities Fund I Trust Series 2019-2, Class A1, 2.70%, 9/25/2059(a)(k)	655	658
Legacy Mortgage Asset Trust
Series 2021-GS2, Class A1, 1.75%, 4/25/2061(a)(h)	5,689	5,701
Series 21-GS3, Class A1, 1.75%, 7/25/2061(a)	10,909	10,911
Series 2021-GS1, Class A1, 1.89%, 10/25/2066(a)(h)	5,905	5,922
LHOME Mortgage Trust
Series 2019-RTL3, Class A1, 3.87%, 7/25/2024(a)	4,255	4,295
Series 2021-RTL1, Class A1, 2.09%, 9/25/2026(a)(k)	2,812	2,818

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059(a)(k)	6,017		6,117
Series 2019-NQM5, Class A3, 3.07%, 11/25/2059(a)(k)	2,685		2,727
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059‡(a)(k)	3,041		3,067
NYMT Loan Trust Series 2020-SP2, Class A1, 2.94%, 10/25/2060(a)(k)	2,601		2,616
OBX Trust
Series 2020-INV1, Class A11, 1.01%, 12/25/2049(a)(k)	2,246		2,247
Series 2019-EXP3, Class 2A1A, 0.99%, 10/25/2059(a)(k)	1,657		1,658
Series 2019-EXP3, Class 2A1B, 0.99%, 10/25/2059(a)(k)	2,160		2,167
Series 2020-EXP3, Class 2A1, 0.99%, 1/25/2060(a)(k)	2,503		2,504
PRPM Series 2019-GS1, Class A1, 3.50%, 10/25/2024(a)(k)	4,703		4,735
PRPM LLC
Series 2020-2, Class A1, 3.67%, 8/25/2025(a)(h)	1,257		1,266
Series 2020-3, Class A1, 2.86%, 9/25/2025(a)(h)	10,728		10,794
Series 2020-5, Class A1, 3.10%, 11/25/2025(a)(h)	7,770		7,834
Series 2021-2, Class A1, 2.12%, 3/25/2026(a)(k)	4,156		4,168
Series 2021-3, Class A1, 1.87%, 4/25/2026(a)(h)	5,690		5,727
Series 2021-4, Class A1, 1.87%, 4/25/2026(a)(h)	13,785		13,795
RALI Trust Series 2003-QS12, Class A4, 3.35%, 6/25/2018	—	(l)	—	(l)
Spruce Hill Mortgage Loan Trust
Series 2019-SH1, Class A1, 3.40%, 4/29/2049(a)(k)	270		274
Series 2019-SH1, Class A3, 3.65%, 4/29/2049(a)(k)	123		125
Starwood Mortgage Residential Trust
Series 2019-1, Class A1, 2.94%, 6/25/2049(a)(k)	751		755
Series 2019-1, Class A3, 3.30%, 6/25/2049(a)(k)	708		711
Series 2019-1, Class M1, 3.76%, 6/25/2049(a)(k)	1,000		1,001
Structured Asset Mortgage Investments II Trust Series 2006-AR6, Class 2A1, 0.47%, 7/25/2046(k)	1,270		1,102
VCAT Asset Securitization LLC Series 2021-NPL3, Class A1, 1.74%, 5/25/2051(a)(h)	14,000		14,004
Verus Securitization Trust
Series 2019-4, Class A1, 2.64%, 11/25/2059(a)(h)	2,294		2,330
Series 2019-4, Class M1, 3.21%, 11/25/2059(a)(k)	1,600		1,633
Series 2019-4, Class B1, 3.86%, 11/25/2059(a)(k)	600		610
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051(a)(h)	7,464		7,470
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051(a)(h)	8,646		8,650
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051(a)(h)	3,969		3,972
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051(a)(h)	13,957		13,898
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051(a)(h)	9,911		9,928
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051(a)(h)	6,266		6,266
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051(a)(h)	7,506		7,512
VOLT XCVIII LLC Series 2021-NPL7, Class A1, 2.12%, 4/25/2051(a)(h)	5,069		5,074
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR5, Class A6, 2.74%, 5/25/2035(k)	107		111

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $498,927)			503,436

FOREIGN GOVERNMENT SECURITIES — 1.4%
Arab Republic of Egypt (Egypt)
6.13%, 1/31/2022(c)	700		719
5.58%, 2/21/2023(c)	500		526
5.75%, 5/29/2024(c)	2,600		2,772
5.75%, 5/29/2024(a)	2,100		2,240
5.88%, 6/11/2025(c)	1,400		1,506
3.88%, 2/16/2026(a)	1,765		1,749
7.50%, 1/31/2027(c)	1,800		2,047
Dominican Republic Government Bond (Dominican Republic)
5.50%, 1/27/2025(c)	2,500		2,754
5.95%, 1/25/2027(c)	1,000		1,128
4.50%, 1/30/2030(a)	8,040		8,237
Federal Democratic Republic of Ethiopia (Ethiopia) 6.63%, 12/11/2024(c)	7,500		6,920

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Federal Republic of Nigeria (Nigeria)
7.63%, 11/21/2025(c)	2,800	3,182
6.50%, 11/28/2027(c)	8,200	8,722
Hashemite Kingdom of Jordan (Jordan)
4.95%, 7/7/2025(a)	5,520	5,718
4.95%, 7/7/2025(c)	1,000	1,036
Islamic Republic of Pakistan (Pakistan)
8.25%, 4/15/2024(c)	700	764
6.00%, 4/8/2026(a)	3,536	3,620
Kingdom of Bahrain (Bahrain) 5.45%, 9/16/2032(a)	4,414	4,341
Lebanese Republic (Lebanon) 6.38%, 3/9/2020(i)	4,362	567
Republic of Armenia (Armenia)
7.15%, 3/26/2025(c)	1,800	2,022
3.60%, 2/2/2031(a)	1,790	1,653
Republic of Belarus (Belarus)
6.88%, 2/28/2023(c)	3,300	3,292
5.88%, 2/24/2026(c)	400	375
Republic of Costa Rica (Costa Rica) 4.38%, 4/30/2025(c)	3,000	3,122
Republic of Cote d’Ivoire (Ivory Coast)
6.38%, 3/3/2028(c)	500	556
5.75%, 12/31/2032(c)(h)	2,333	2,347
Republic of Ecuador (Ecuador)
Zero Coupon, 7/31/2030(a)	174	98
0.50%, 7/31/2030(a)(h)	614	531
0.50%, 7/31/2035(a)(h)	1,609	1,124
0.50%, 7/31/2040(a)(h)	738	467
Republic of El Salvador (El Salvador) 5.88%, 1/30/2025(c)	5,400	5,231
Republic of Georgia (Georgia) 2.75%, 4/22/2026(a)	860	866
Republic of Ghana (Ghana)
Zero Coupon, 4/7/2025(a)	5,080	4,041
6.38%, 2/11/2027(c)	6,600	6,643
Republic of Iraq (Iraq) 6.75%, 3/9/2023(c)	3,900	3,997
Republic of Kenya (Kenya)
6.88%, 6/24/2024(c)	5,800	6,439
7.00%, 5/22/2027(c)	1,200	1,321
Republic of Senegal (Senegal) 6.25%, 7/30/2024(c)	1,100	1,223
Sultanate of Oman Government Bond (Oman) 4.88%, 2/1/2025(a)	1,913	1,999
Ukraine Government Bond (Ukraine)
7.75%, 9/1/2022(c)	1,000	1,053
7.75%, 9/1/2023(c)	5,700	6,161
8.99%, 2/1/2024(c)	3,600	4,034
7.75%, 9/1/2025(c)	400	443

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $119,971)		117,586

LOAN ASSIGNMENTS — 0.2%(m)
Containers & Packaging — 0.0%(f)
Graham Packaging, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 8/4/2027(b)	1,225	1,224

Diversified Financial Services — 0.0%(f)
Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/1/2027(b)	2,095	2,098

Electrical Equipment — 0.0%(f)
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.86%, 3/2/2027(b)	1,094	1,090

Internet & Direct Marketing Retail — 0.1%
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 10/10/2025(b)(n)	2,874	2,866

Machinery — 0.0%(f)
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027(b)	1,233	1,236

Personal Products — 0.0%(f)
Nestle Skin Health, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 10/1/2026(b)	2,469	2,476

Software — 0.1%
Ascend Learning LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024(b)	1,095	1,096
Informatica LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 2/25/2027(b)	2,894	2,875

		3,971

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Specialty Retail — 0.0%(f)
AppleCaramel Buyer LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/2027(b)(n)	1,095		1,096

TOTAL LOAN ASSIGNMENTS (Cost $15,991)			16,057

SUPRANATIONAL — 0.0%(f)
Africa Finance Corp. (Supranational) 4.38%, 4/17/2026(c)(Cost $4,071)	3,700		4,019

MUNICIPAL BONDS — 0.0%(f)
California — 0.0%(f)
California Housing Finance Series 2021-1, Class X, Rev., 0.80%, 6/20/2021(k) (Cost $3,756)	54,941		3,830

	Shares (000)
COMMON STOCKS — 0.0%(f)
Oil, Gas & Consumable Fuels — 0.0%(f)
EP Energy Corp.*	2		135
Gulfport Energy Corp.*	19		1,207
Oasis Petroleum, Inc.	17		1,469
Whiting Petroleum Corp.*	10		453

TOTAL COMMON STOCKS (Cost $2,326)			3,264

PREFERRED STOCKS — 0.0%(f)
Oil, Gas & Consumable Fuels — 0.0%(f)
Gulfport Energy Corp. ‡ (Cost $298)	—	(l)	429

SHORT-TERM INVESTMENTS — 7.0%
INVESTMENT COMPANIES — 5.9%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(o)(p)(Cost $487,173)	486,934		487,177

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 1.1%
U.S. Treasury Bills
0.05%, 7/1/2021(q)(r)	19,768		19,768
0.08%, 2/24/2022(r)	67,805		67,793

TOTAL U.S. TREASURY OBLIGATIONS (Cost $87,533)			87,561

TOTAL SHORT-TERM INVESTMENTS (Cost $574,706)			574,738

Total Investments — 101.5% (Cost $8,273,925)			8,338,278
Liabilities in Excess of Other Assets — (1.5)%			(120,580)

Net Assets — 100.0%			8,217,698

Percentages indicated are based on net assets.

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2021.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2021.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2021.
(i)	Defaulted security.
(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2021.
(l)	Amount rounds to less than one thousand.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	All or a portion of this security is unsettled as of May 31, 2021. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of May 31, 2021.
(q)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(r)	The rate shown is the effective yield as of May 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of May 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	3,835	09/2021	USD	846,516	172
U.S. Treasury 5 Year Note	314	09/2021	USD	38,880	14
U.S. Treasury Long Bond	109	09/2021	USD	17,031	(67)
U.S. Treasury Ultra Bond	33	09/2021	USD	6,099	(16)

					103

Short Contracts
U.S. Treasury 5 Year Note	(2,819)	09/2021	USD	(349,049)	(292)
U.S. Treasury 10 Year Note	(3,150)	09/2021	USD	(415,308)	(376)
U.S. Treasury 10 Year Ultra Note	(1,750)	09/2021	USD	(253,340)	458
U.S. Treasury Long Bond	(28)	09/2021	USD	(4,372)	15
U.S. Treasury Ultra Bond	(31)	09/2021	USD	(5,729)	13

					(182)

					(79)

Abbreviations

USD	United States Dollar

Centrally Cleared Credit default swap contracts outstanding - sell protection(a) as of May 31, 2021 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.HY.36-V1	5.00	Quarterly	6/20/2026	2.87	USD 97,000	9,129	1,243	10,372

(a)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments.

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,007,469	$71,254	$1,078,723
Collateralized Mortgage Obligations	—	469,783	33,653	503,436
Commercial Mortgage-Backed Securities	—	384,673	286,017	670,690
Common Stocks
Oil, Gas & Consumable Fuels	3,129	135	—	3,264
Corporate Bonds
Aerospace & Defense	—	52,795	—	52,795
Air Freight & Logistics	—	5,830	—	5,830
Airlines	—	7,999	—	7,999
Auto Components	—	22,288	—	22,288
Automobiles	—	128,524	—	128,524
Banks	—	942,788	—	942,788
Beverages	—	11,257	—	11,257
Biotechnology	—	21,143	—	21,143
Building Products	—	13,765	—	13,765
Capital Markets	—	255,372	—	255,372
Chemicals	—	39,213	—	39,213
Commercial Services & Supplies	—	24,028	—	24,028
Communications Equipment	—	10,019	—	10,019
Construction & Engineering	—	6,855	—	6,855
Construction Materials	—	3,190	—	3,190
Consumer Finance	—	169,558	—	169,558
Containers & Packaging	—	36,607	—	36,607
Distributors	—	2,564	—	2,564
Diversified Consumer Services	—	3,127	—	3,127
Diversified Financial Services	—	30,041	—	30,041
Diversified Telecommunication Services	—	110,124	—	110,124
Electric Utilities	—	157,195	—	157,195
Electronic Equipment, Instruments & Components	—	5,952	—	5,952
Energy Equipment & Services	—	13,271	—	13,271
Entertainment	—	20,075	—	20,075
Equity Real Estate Investment Trusts (REITs)	—	83,024	—	83,024
Food & Staples Retailing	—	24,023	—	24,023
Food Products	—	43,826	—	43,826
Gas Utilities	—	2,559	—	2,559
Health Care Equipment & Supplies	—	9,348	—	9,348
Health Care Providers & Services	—	100,926	—	100,926
Health Care Technology	—	3,095	—	3,095
Hotels, Restaurants & Leisure	—	56,848	—	56,848
Household Durables	—	32,075	—	32,075
Household Products	—	11,081	—	11,081
Independent Power and Renewable Electricity Producers	—	15,398	—	15,398
Insurance	—	56,790	—	56,790
Internet & Direct Marketing Retail	—	9,453	—	9,453
IT Services	—	11,540	—	11,540
Leisure Products	—	3,836	—	3,836
Life Sciences Tools & Services	—	1,863	—	1,863
Machinery	—	4,345	—	4,345
Media	—	86,202	—	86,202
Metals & Mining	—	42,102	—	42,102
Multiline Retail	—	5,094	—	5,094
Multi-Utilities	—	21,972	—	21,972
Oil, Gas & Consumable Fuels	—	232,635	44	232,679
Paper & Forest Products	—	1,145	—	1,145
Personal Products	—	5,721	—	5,721
Pharmaceuticals	—	54,438	—	54,438
Professional Services	—	256	—	256
Real Estate Management & Development	—	11,164	—	11,164
Road & Rail	—	37,107	—	37,107
Semiconductors & Semiconductor Equipment	—	35,288	—	35,288
Software	—	28,629	—	28,629
Specialty Retail	—	31,310	—	31,310
Technology Hardware, Storage & Peripherals	—	7,986	—	7,986
Textiles, Apparel & Luxury Goods	—	1,663	—	1,663
Thrifts & Mortgage Finance	—	83,532	—	83,532
Tobacco	—	36,432	—	36,432
Trading Companies & Distributors	—	75,906	—	75,906
Transportation Infrastructure	—	7,633	—	7,633
Wireless Telecommunication Services	—	46,826	—	46,826

Total Corporate Bonds	—	3,416,651	44	3,416,695

Foreign Government Securities	—	117,586	—	117,586
Loan Assignments	—	16,057	—	16,057
Mortgage-Backed Securities	—	742,124	—	742,124
Municipal Bonds	—	3,830	—	3,830
Preferred Stocks	—	—	429	429
Supranational	—	4,019	—	4,019
U.S. Treasury Obligations	—	1,206,687	—	1,206,687
Short-Term Investments
Investment Companies	487,177	—	—	487,177
U.S. Treasury Obligations	—	87,561	—	87,561

Total Short-Term Investments	487,177	87,561	—	574,738

Total Investments in Securities	$490,306	$7,456,575	$391,397	$8,338,278

Appreciation in Other Financial Instruments
Futures Contracts	$672	$—	$—	$672
Swaps	—	1,243	—	1,243
Depreciation in Other Financial Instruments
Futures Contracts	(751)	—	—	(751)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(79)	$1,243	$—	$1,164

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2021	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2021
Investments in Securities:
Asset-Backed Securities	$42,690	$—	(a)	$(265)	$(28)	$13,324		$(17,630)	$33,163	$—	$71,254
Collateralized Mortgage Obligations	46,620	—		1	—	—		(5,104)	—	(7,864)	33,653
Commercial Mortgage-Backed Securities	221,979	—		763	(91)	47,469		(1,179)	22,831	(5,755)	286,017
Corporate Bonds	—	—		44	—	—	(a)	—	—	—	44
Preferred Stocks	—	—		130	—	299		—	—	—	429

Total	$311,289	$—	(a)	$673	$(119)	$61,092		$(23,913)	$55,994	$(13,619)	$391,397

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2021, which were valued using significant unobservable inputs (level 3), amounted to $711.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2021.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$71,254	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (19.94%)
			Constant Default Rate	0.00% - 1.77% (0.01%)
			Yield (Discount Rate of Cash Flows)	1.08% - 3.22% (2.06%)

Asset-Backed Securities	71,254

	33,653	Discounted Cash Flow	Constant Prepayment Rate	10.00% - 100.00% (31.30%)
			Constant Default Rate	0.00% - 0.14% (0.03%)
			Yield (Discount Rate of Cash Flows)	1.20% - 4.44% (2.78%)

Collateralized Mortgage Obligation	33,653

	280,941	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.62% - 15.53% (2.97%)

Commercial Mortgage-Backed Securities	280,941

Total	$385,848

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2021, the value of these investments was $5,549. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2021	Shares at May 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(a)(b)	$323,190	$1,428,641	$1,264,619	$(17)	$(18)	$487,177	486,934	$89	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.

C. Derivatives — The Fund used derivative instruments including futures contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Swaps — The Fund engaged in various swap transactions to manage credit risk within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.